Capital Income Builder®
Investment portfolio
July 31, 2024
unaudited

Common stocks 78.78% Financials 13.15%	Shares	Value (000)
JPMorgan Chase & Co.	6,796,801	$1,446,359
Zurich Insurance Group AG	1,996,460	1,097,861
Morgan Stanley	8,451,110	872,239
BlackRock, Inc.	971,324	851,366
ING Groep NV	37,408,345	678,246
Münchener Rückversicherungs-Gesellschaft AG	1,148,012	565,596
DBS Group Holdings, Ltd.	19,861,331	544,582
PNC Financial Services Group, Inc.	2,911,351	527,246
CME Group, Inc., Class A	2,677,670	518,691
Intact Financial Corp.	2,378,998	432,326
Kaspi.kz JSC (GDR)[1]	2,447,140	318,446
American International Group, Inc.	3,905,131	309,404
Great-West Lifeco, Inc.	9,332,931	280,329
AIA Group, Ltd.	41,597,755	277,242
Wells Fargo & Co.	4,657,422	276,371
Truist Financial Corp.	6,042,798	270,053
B3 SA - Brasil, Bolsa, Balcao	138,633,128	265,935
Power Corporation of Canada, subordinate voting shares	9,081,623	262,848
Apollo Asset Management, Inc.	2,022,680	253,462
Hana Financial Group, Inc.	4,914,453	230,178
360 ONE WAM Ltd.	15,880,000	216,316
East West Bancorp, Inc.	2,348,111	206,376
Blackstone, Inc.	1,387,835	197,281
Swedbank AB, Class A	9,268,200	197,031
Banco Bilbao Vizcaya Argentaria, SA	17,304,408	181,848
Toronto-Dominion Bank (The) (CAD denominated)	2,876,611	169,869
Bank Central Asia Tbk PT	263,745,200	167,436
NatWest Group PLC	32,760,146	154,601
Principal Financial Group, Inc.	1,826,000	148,837
Citizens Financial Group, Inc.	3,236,303	138,093
BNP Paribas SA	1,860,462	127,432
TPG, Inc., Class A	2,462,595	125,568
Webster Financial Corp.	2,520,603	125,072
State Street Corp.	1,455,059	123,636
EFG International AG	8,572,956	123,079
Skandinaviska Enskilda Banken AB, Class A	7,875,000	120,944
3i Group PLC	3,010,039	120,896
Bank Mandiri (Persero) Tbk PT	294,880,000	116,705
UniCredit SpA	2,755,470	113,035
Euronext NV	1,044,601	105,539
Western Union Co.	7,516,724	89,374
Banco Santander, SA	18,170,300	87,262
Patria Investments, Ltd., Class A	5,920,900	77,031
Hong Kong Exchanges and Clearing, Ltd.	2,608,100	76,908
National Bank of Canada	903,901	75,604
DNB Bank ASA	3,516,104	72,597
Capital Income Builder — Page 1 of 49

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
United Overseas Bank, Ltd.	2,930,000	$70,788
China Pacific Insurance (Group) Co., Ltd., Class H	22,054,200	58,238
Vontobel Holding AG	839,172	55,052
Fukuoka Financial Group, Inc.	1,559,000	43,866
Houlihan Lokey, Inc., Class A	281,141	42,241
Bank of Montreal	355,338	29,971
Tokio Marine Holdings, Inc.	697,400	27,723
Resona Holdings, Inc.	2,831,000	20,540
Deutsche Bank AG	804,010	12,557
KB Financial Group, Inc.	178,968	11,389
Moscow Exchange MICEX-RTS PJSC[2]	85,235,374	— [3]
Sberbank of Russia PJSC[2]	19,327,472	— [3]
		14,109,515
Information technology 11.10%
Broadcom, Inc.	26,549,600	4,265,990
Microsoft Corp.	5,298,127	2,216,471
Taiwan Semiconductor Manufacturing Co., Ltd.	51,024,820	1,466,665
Texas Instruments, Inc.	4,303,508	877,098
Samsung Electronics Co., Ltd.	8,052,557	495,106
KLA Corp.	574,784	473,088
Accenture PLC, Class A	1,325,375	438,196
Seagate Technology Holdings PLC	3,577,615	365,525
SAP SE	1,461,991	308,461
Analog Devices, Inc.	1,033,062	239,030
TDK Corp.	2,679,490	186,620
HCL Technologies, Ltd.	8,080,344	158,966
Intel Corp.	4,850,804	149,114
GlobalWafers Co., Ltd.	8,867,893	134,844
Tokyo Electron, Ltd.	430,500	86,923
Capgemini SE4	181,938	36,108
BE Semiconductor Industries NV	116,511	15,127
		11,913,332
Health care 10.24%
AbbVie, Inc.	13,628,349	2,525,606
Abbott Laboratories	11,893,783	1,260,027
Gilead Sciences, Inc.	16,046,558	1,220,501
AstraZeneca PLC	7,397,852	1,172,897
Amgen, Inc.	3,457,394	1,149,480
Sanofi	7,618,432	783,488
Medtronic PLC	6,102,188	490,128
UnitedHealth Group, Inc.	733,944	422,869
Bristol-Myers Squibb Co.	7,918,445	376,601
Roche Holding AG, nonvoting non-registered shares	974,235	315,553
CVS Health Corp.	4,572,392	275,852
Merck & Co., Inc.	2,368,677	267,968
Novartis AG	1,637,722	183,596
GSK PLC	8,249,210	159,754
EssilorLuxottica SA	668,296	152,575
Takeda Pharmaceutical Co., Ltd.	4,321,950	123,502
EBOS Group, Ltd.[4]	5,105,562	109,389
Capital Income Builder — Page 2 of 49

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Endo, Inc.[1,5]	892	$26
Endo, Inc., 1L 6.875% Escrow[2,5]	225,000	— [3]
		10,989,812
Industrials 9.57%
RTX Corp.	18,805,427	2,209,450
Siemens AG	3,507,586	642,962
Union Pacific Corp.	2,213,194	546,061
Deutsche Post AG	11,840,578	528,578
BAE Systems PLC	30,860,672	515,170
Volvo AB, Class B	18,369,839	468,199
RELX PLC	8,957,790	422,618
FedEx Corp.	1,395,975	421,933
Honeywell International, Inc.	1,996,553	408,794
Paychex, Inc.	3,099,793	396,836
Mitsubishi Corp.	18,849,652	391,632
SGS SA	3,531,441	386,693
Carrier Global Corp.	4,890,638	333,101
Marubeni Corp.	15,791,600	299,055
Singapore Technologies Engineering, Ltd.	79,870,356	263,853
Broadridge Financial Solutions, Inc.	1,182,315	253,015
Automatic Data Processing, Inc.	865,609	227,326
Canadian National Railway Co. (CAD denominated)	1,850,190	214,186
Trinity Industries, Inc.[6]	6,252,016	206,692
ITOCHU Corp.	2,467,900	126,705
Bureau Veritas SA4	3,936,765	123,305
Trelleborg AB, Class B	3,239,000	120,090
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	3,664,824	108,387
Schneider Electric SE	436,261	104,963
Northrop Grumman Corp.	202,200	97,930
UL Solutions, Inc., Class A	1,851,430	93,553
Waste Management, Inc.	394,377	79,924
Sulzer AG	473,698	70,497
General Dynamics Corp.	224,400	67,031
Transurban Group[5]	6,435,218	54,764
Airbus SE, non-registered shares	319,385	48,230
Robert Half, Inc.	315,700	20,265
Epiroc AB, Class B	1,068,723	17,921
		10,269,719
Consumer staples 9.01%
Philip Morris International, Inc.	24,408,173	2,810,845
British American Tobacco PLC	28,792,060	1,021,310
British American Tobacco PLC (ADR)	5,107,964	182,048
Mondelez International, Inc., Class A	11,866,337	811,064
Imperial Brands PLC	18,287,284	504,739
Nestlé SA	4,607,878	467,749
General Mills, Inc.	6,511,759	437,200
PepsiCo, Inc.	2,348,087	405,444
ITC, Ltd.	64,671,320	383,491
Dollar General Corp.	2,845,394	342,557
Altria Group, Inc.	5,494,099	269,266
Procter & Gamble Co.	1,581,532	254,247
Carlsberg A/S, Class B	1,849,873	223,673
Danone SA	3,393,556	220,804
Capital Income Builder — Page 3 of 49

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Kimberly-Clark Corp.	1,457,945	$196,895
Sysco Corp.	2,334,300	178,924
Asahi Group Holdings, Ltd.	4,244,200	156,859
Diageo PLC	4,842,954	150,835
Kao Corp.	2,643,050	116,111
WH Group, Ltd.	162,569,000	105,913
Molson Coors Beverage Co., Class B, restricted voting shares	1,694,153	89,536
Anheuser-Busch InBev SA/NV	1,157,903	68,810
Pernod Ricard SA	498,119	66,710
Coca-Cola Co.	769,382	51,349
Seven & i Holdings Co., Ltd.	3,901,658	46,895
Kenvue, Inc.	2,379,905	44,004
Unilever PLC	515,438	31,620
Scandinavian Tobacco Group A/S	2,058,240	30,150
		9,669,048
Utilities 6.20%
SSE PLC	26,746,211	647,390
E.ON SE	39,578,673	555,136
Dominion Energy, Inc.	10,300,919	550,687
Edison International	6,426,780	514,207
Engie SA	32,598,751	512,351
Iberdrola, SA, non-registered shares	38,428,976	507,004
DTE Energy Co.	4,136,160	498,531
Duke Energy Corp.	4,083,274	446,179
Pinnacle West Capital Corp.[4]	4,726,754	404,563
Sempra	4,454,162	356,600
National Grid PLC	28,035,448	356,398
Southern Co. (The)	4,194,381	350,315
Entergy Corp.	2,067,920	239,817
CenterPoint Energy, Inc.	8,389,878	232,819
AES Corp.	11,439,632	203,511
SembCorp Industries, Ltd.	20,005,900	71,656
Power Assets Holdings, Ltd.	9,434,000	60,244
ENN Energy Holdings, Ltd.	8,020,300	56,302
Power Grid Corporation of India, Ltd.	13,168,417	54,908
Atmos Energy Corp.	256,702	32,827
		6,651,445
Energy 6.17%
Exxon Mobil Corp.	9,787,949	1,160,753
Canadian Natural Resources, Ltd. (CAD denominated)	30,538,151	1,084,257
TC Energy Corp. (CAD denominated)	20,662,962	877,313
EOG Resources, Inc.	6,162,089	781,353
Shell PLC (GBP denominated)	18,808,725	686,011
Shell PLC (ADR)	738,100	54,044
BP PLC	74,652,061	440,269
TotalEnergies SE	6,166,401	415,874
ConocoPhillips	2,905,884	323,134
Chevron Corp.	1,357,158	217,783
EQT Corp.	5,662,698	195,420
Cenovus Energy, Inc.	5,038,647	101,428
Cenovus Energy, Inc. (CAD denominated)	2,646,502	53,327
DT Midstream, Inc.	1,195,562	90,098
Neste OYJ	3,514,757	72,393
Capital Income Builder — Page 4 of 49

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Schlumberger NV	1,315,399	$63,521
Constellation Oil Services Holding SA, Class B-1[2,5]	259,950	44
Gazprom PJSC[2,5]	84,735,990	— [3]
		6,617,022
Consumer discretionary 4.26%
McDonald’s Corp.	3,186,916	845,807
Home Depot, Inc.	1,914,230	704,743
LVMH Moët Hennessy-Louis Vuitton SE	736,064	518,787
YUM! Brands, Inc.	2,341,511	311,023
Industria de Diseño Textil, SA	5,440,660	263,634
Midea Group Co., Ltd., Class A	29,827,106	262,688
Restaurant Brands International, Inc.	3,193,243	223,495
Tractor Supply Co.	775,925	204,317
Darden Restaurants, Inc.	1,369,610	200,360
Vail Resorts, Inc.	940,068	171,102
Stellantis NV	10,203,229	169,906
NEXT PLC	1,102,670	128,814
Galaxy Entertainment Group, Ltd.	21,218,000	88,610
Bridgestone Corp.	1,652,800	67,899
Starbucks Corp.	858,411	66,913
Kering SA4	196,328	60,370
Compagnie Financière Richemont SA, Class A	389,551	59,334
Hasbro, Inc.	920,000	59,303
International Game Technology PLC	1,690,279	39,671
Amadeus IT Group SA, Class A, non-registered shares	542,199	35,650
OPAP SA	1,967,863	34,324
Jumbo SA	1,061,844	28,484
Inchcape PLC	2,546,035	27,631
		4,572,865
Real estate 4.16%
VICI Properties, Inc. REIT	49,623,629	1,551,235
Extra Space Storage, Inc. REIT	2,735,524	436,644
Rexford Industrial Realty, Inc. REIT	6,504,656	325,948
Prologis, Inc. REIT	2,438,120	307,325
Public Storage REIT	868,002	256,859
American Tower Corp. REIT	1,119,266	246,686
Welltower, Inc. REIT	2,153,334	239,559
Crown Castle, Inc. REIT	1,827,658	201,189
Link REIT	36,397,496	152,940
CTP NV	6,244,020	109,210
Equinix, Inc. REIT	126,200	99,728
CK Asset Holdings, Ltd.	24,301,734	92,474
UDR, Inc. REIT	2,082,192	83,434
Mindspace Business Parks REIT	19,429,410	79,522
Charter Hall Group REIT[4]	9,432,483	78,620
Digital Realty Trust, Inc. REIT	486,300	72,697
Embassy Office Parks REIT	10,653,487	46,217
POWERGRID Infrastructure Investment Trust REIT	36,395,101	41,759
Longfor Group Holdings, Ltd.	27,189,658	34,933
Kimco Realty Corp. REIT	295,754	6,427
		4,463,406
Capital Income Builder — Page 5 of 49

unaudited
Common stocks (continued) Communication services 2.71%	Shares	Value (000)
Comcast Corp., Class A	10,382,695	$428,494
Singapore Telecommunications, Ltd.	171,870,300	395,760
Verizon Communications, Inc.	9,566,340	387,628
Koninklijke KPN NV	85,753,263	337,491
Publicis Groupe SA4	2,286,774	238,674
América Móvil, SAB de CV, Class B (ADR)	12,941,765	216,386
SoftBank Corp.	12,617,643	165,798
Deutsche Telekom AG	5,552,750	145,114
TELUS Corp.	8,657,159	139,766
WPP PLC	10,114,646	97,789
Omnicom Group, Inc.	931,500	91,324
HKT Trust and HKT, Ltd., units	73,257,460	88,923
T-Mobile US, Inc.	332,258	60,564
Nippon Telegraph and Telephone Corp.	50,196,600	53,544
Warner Music Group Corp., Class A	1,128,864	33,877
Telkom Indonesia (Persero) Tbk PT, Class B	175,000,000	31,076
		2,912,208
Materials 2.21%
Rio Tinto PLC	8,535,256	552,599
Air Products and Chemicals, Inc.	2,052,981	541,679
Linde PLC	777,829	352,745
Smurfit Westrock, Ltd.	6,244,650	280,010
Eastman Chemical Co.	994,793	102,792
Shin-Etsu Chemical Co., Ltd.	2,015,800	90,065
Evonik Industries AG	4,394,668	89,224
BHP Group, Ltd. (CDI)	3,051,068	84,290
Vale SA (ADR), ordinary nominative shares	6,898,935	74,853
Celanese Corp.	462,236	65,245
BASF SE	1,186,188	55,315
UPM-Kymmene OYJ	1,382,682	45,668
Antofagasta PLC	1,209,489	31,260
Fortescue, Ltd.	516,951	6,431
		2,372,176
Total common stocks (cost: $60,343,800,000)		84,540,548
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, 6.746% noncumulative preferred shares[1,7]	13,000	10,270
Total preferred securities (cost: $13,000,000)		10,270
Convertible stocks 0.13% Utilities 0.13%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[4]	3,113,415	137,489
Total convertible stocks (cost: $136,049,000)		137,489
Capital Income Builder — Page 6 of 49

unaudited
Bonds, notes & other debt instruments 15.91% Mortgage-backed obligations 7.45% Federal agency mortgage-backed obligations 6.81%	Principal amount (000)	Value (000)
Fannie Mae Pool #255361 5.50% 8/1/2024[8]	USD— [3]	$— [3]
Fannie Mae Pool #394854 6.50% 5/1/2027[8]	2	2
Fannie Mae Pool #256821 6.50% 7/1/2027[8]	10	10
Fannie Mae Pool #257145 6.50% 3/1/2028[8]	1	1
Fannie Mae Pool #AX9959 3.50% 12/1/2029[8]	137	132
Fannie Mae Pool #BA2999 3.50% 11/1/2030[8]	189	183
Fannie Mae Pool #659096 6.50% 8/1/2032[8]	1	1
Fannie Mae Pool #683351 5.50% 2/1/2033[8]	60	61
Fannie Mae Pool #CA1299 3.50% 3/1/2033[8]	71	69
Fannie Mae Pool #MA3438 3.50% 8/1/2033[8]	192	187
Fannie Mae Pool #MA3658 3.50% 5/1/2034[8]	283	274
Fannie Mae Pool #CA4490 3.50% 8/1/2034[8]	399	386
Fannie Mae Pool #887695 6.00% 6/1/2036[8]	994	1,028
Fannie Mae Pool #894308 6.00% 10/1/2036[8]	154	158
Fannie Mae Pool #902164 6.00% 11/1/2036[8]	822	849
Fannie Mae Pool #902503 6.00% 11/1/2036[8]	505	522
Fannie Mae Pool #903076 6.00% 12/1/2036[8]	1,143	1,181
Fannie Mae Pool #AD0249 5.50% 4/1/2037[8]	80	82
Fannie Mae Pool #AS9772 3.50% 6/1/2037[8]	29	27
Fannie Mae Pool #966172 7.00% 7/1/2037[8]	121	123
Fannie Mae Pool #256845 6.50% 8/1/2037[8]	51	53
Fannie Mae Pool #256960 6.50% 11/1/2037[8]	265	277
Fannie Mae Pool #257137 7.00% 3/1/2038[8]	18	19
Fannie Mae Pool #963269 5.50% 5/1/2038[8]	826	842
Fannie Mae Pool #963341 5.50% 5/1/2038[8]	250	255
Fannie Mae Pool #963454 5.50% 6/1/2038[8]	810	826
Fannie Mae Pool #963796 5.50% 6/1/2038[8]	242	244
Fannie Mae Pool #929964 6.00% 9/1/2038[8]	386	399
Fannie Mae Pool #FS2490 5.50% 10/1/2038[8]	33	33
Fannie Mae Pool #FM3708 5.50% 10/1/2038[8]	20	20
Fannie Mae Pool #FS2101 5.50% 10/1/2038[8]	7	7
Fannie Mae Pool #970772 5.50% 11/1/2038[8]	29	29
Fannie Mae Pool #AE0392 5.50% 12/1/2039[8]	53	54
Fannie Mae Pool #AL4324 6.50% 5/1/2040[8]	6	6
Fannie Mae Pool #AL0152 6.00% 6/1/2040[8]	2,874	2,972
Fannie Mae Pool #AE8073 4.00% 12/1/2040[8]	171	165
Fannie Mae Pool #MA4364 2.00% 6/1/2041[8]	78,902	67,749
Fannie Mae Pool #AL1571 5.00% 6/1/2041[8]	2,164	2,193
Fannie Mae Pool #AL0913 6.00% 7/1/2041[8]	2,001	2,069
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[8]	56	54
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[8]	179	174
Fannie Mae Pool #AB4050 4.00% 12/1/2041[8]	333	323
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[8]	200	193
Fannie Mae Pool #AJ9165 4.00% 1/1/2042[8]	4,775	4,613
Fannie Mae Pool #890407 4.00% 2/1/2042[8]	475	459
Fannie Mae Pool #AL2745 4.00% 3/1/2042[8]	1,357	1,313
Fannie Mae Pool #AO6721 4.00% 6/1/2042[8]	8,835	8,535
Fannie Mae Pool #AO1820 4.00% 6/1/2042[8]	820	792
Fannie Mae Pool #890445 4.00% 7/1/2042[8]	1,041	1,005
Fannie Mae Pool #AS0831 4.50% 10/1/2043[8]	317	313
Fannie Mae Pool #AW4156 4.00% 5/1/2044[8]	1,776	1,709
Fannie Mae Pool #AW4026 4.00% 6/1/2044[8]	1,807	1,745
Fannie Mae Pool #AX2782 4.00% 9/1/2044[8]	2,433	2,335
Fannie Mae Pool #AY1313 4.00% 3/1/2045[8]	4,491	4,314
Capital Income Builder — Page 7 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AS6840 4.00% 3/1/2046[8]	USD4,936	$4,733
Fannie Mae Pool #AL8522 3.50% 5/1/2046[8]	786	730
Fannie Mae Pool #BC8719 4.00% 6/1/2046[8]	2,003	1,920
Fannie Mae Pool #BC8720 4.00% 6/1/2046[8]	1,530	1,466
Fannie Mae Pool #AS7598 4.00% 7/1/2046[8]	4,730	4,534
Fannie Mae Pool #BD1967 4.00% 7/1/2046[8]	1,669	1,598
Fannie Mae Pool #BD5477 4.00% 7/1/2046[8]	35	34
Fannie Mae Pool #MA2691 4.50% 7/1/2046[8]	867	856
Fannie Mae Pool #AS7759 4.00% 8/1/2046[8]	10,826	10,377
Fannie Mae Pool #AS7760 4.00% 8/1/2046[8]	4,745	4,548
Fannie Mae Pool #AS7939 4.00% 9/1/2046[8]	7,047	6,755
Fannie Mae Pool #AL9190 4.00% 9/1/2046[8]	1,264	1,212
Fannie Mae Pool #BC4712 4.00% 10/1/2046[8]	3,876	3,715
Fannie Mae Pool #BC4801 4.00% 11/1/2046[8]	2,728	2,614
Fannie Mae Pool #BM3288 3.50% 12/1/2046[8]	20	19
Fannie Mae Pool #MA2907 4.00% 2/1/2047[8]	24	23
Fannie Mae Pool #AS9313 4.00% 3/1/2047[8]	3,873	3,712
Fannie Mae Pool #BE3229 4.00% 3/1/2047[8]	1,579	1,505
Fannie Mae Pool #BD7165 4.00% 4/1/2047[8]	22	21
Fannie Mae Pool #AS9454 4.00% 4/1/2047[8]	14	14
Fannie Mae Pool #BM4187 4.50% 5/1/2047[8]	13,595	13,430
Fannie Mae Pool #BH2491 4.00% 6/1/2047[8]	2,009	1,923
Fannie Mae Pool #MA3058 4.00% 7/1/2047[8]	2,558	2,447
Fannie Mae Pool #CA0243 4.50% 8/1/2047[8]	12,778	12,555
Fannie Mae Pool #BJ1668 4.00% 12/1/2047[8]	2,222	2,130
Fannie Mae Pool #MA3211 4.00% 12/1/2047[8]	472	454
Fannie Mae Pool #BJ2751 4.50% 5/1/2048[8]	6,344	6,214
Fannie Mae Pool #CA2033 4.00% 7/1/2048[8]	9,237	8,852
Fannie Mae Pool #CA2157 4.00% 8/1/2048[8]	18,170	17,416
Fannie Mae Pool #BF0320 5.50% 1/1/2049[8]	10,652	10,959
Fannie Mae Pool #BF0572 5.50% 4/1/2049[8]	22,472	22,706
Fannie Mae Pool #FM2675 4.00% 6/1/2049[8]	5,291	5,072
Fannie Mae Pool #FM1262 4.00% 7/1/2049[8]	15,343	14,692
Fannie Mae Pool #CA4819 4.00% 12/1/2049[8]	7,487	7,133
Fannie Mae Pool #FS5313 3.50% 1/1/2050[8]	197,010	181,523
Fannie Mae Pool #CA5216 3.00% 2/1/2050[8]	14,487	12,885
Fannie Mae Pool #CA5226 3.00% 2/1/2050[8]	5,907	5,254
Fannie Mae Pool #FM2676 4.00% 3/1/2050[8]	5,297	5,049
Fannie Mae Pool #FS3189 4.00% 4/1/2050[8]	34,900	33,453
Fannie Mae Pool #CA6309 3.00% 7/1/2050[8]	29,864	26,731
Fannie Mae Pool #CA6349 3.00% 7/1/2050[8]	11,672	10,352
Fannie Mae Pool #CA6740 3.00% 8/1/2050[8]	6,781	6,046
Fannie Mae Pool #CA7048 3.00% 9/1/2050[8]	3,888	3,461
Fannie Mae Pool #CA7052 3.00% 9/1/2050[8]	1,124	997
Fannie Mae Pool #CA7381 3.00% 10/1/2050[8]	10,784	9,560
Fannie Mae Pool #FM4897 3.00% 11/1/2050[8]	5,830	5,218
Fannie Mae Pool #CA8046 3.00% 12/1/2050[8]	22,999	20,583
Fannie Mae Pool #FM5166 3.00% 12/1/2050[8]	7,254	6,431
Fannie Mae Pool #FM5509 3.00% 1/1/2051[8]	11,523	10,246
Fannie Mae Pool #CB0191 3.00% 4/1/2051[8]	14,715	12,961
Fannie Mae Pool #CB0193 3.00% 4/1/2051[8]	1,795	1,583
Fannie Mae Pool #FM7556 3.50% 5/1/2051[8]	25	23
Fannie Mae Pool #FM7909 3.00% 6/1/2051[8]	1,372	1,210
Fannie Mae Pool #FM8477 3.00% 8/1/2051[8]	10,184	9,050
Capital Income Builder — Page 8 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4465 2.00% 11/1/2051[8]	USD2,819	$2,276
Fannie Mae Pool #FM9632 3.00% 11/1/2051[8]	39,251	34,646
Fannie Mae Pool #FM9631 3.00% 11/1/2051[8]	16,883	14,953
Fannie Mae Pool #CB2414 3.00% 12/1/2051[8]	19,339	17,185
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[8]	1,812	1,461
Fannie Mae Pool #FS0972 3.50% 1/1/2052[8]	19,545	18,055
Fannie Mae Pool #MA4547 2.00% 2/1/2052[8]	880	709
Fannie Mae Pool #FS0647 3.00% 2/1/2052[8]	12,572	11,147
Fannie Mae Pool #FS0752 3.00% 3/1/2052[8]	47,610	41,871
Fannie Mae Pool #BV6656 3.00% 3/1/2052[8]	35	31
Fannie Mae Pool #CB3179 3.50% 3/1/2052[8]	25,599	23,388
Fannie Mae Pool #FS1598 2.00% 4/1/2052[8]	1,566	1,261
Fannie Mae Pool #FS2009 3.00% 5/1/2052[8]	42	37
Fannie Mae Pool #MA4711 5.50% 7/1/2052[8]	49	49
Fannie Mae Pool #CB4145 5.50% 7/1/2052[8]	44	44
Fannie Mae Pool #BW5402 5.50% 7/1/2052[8]	42	42
Fannie Mae Pool #BV8976 5.00% 8/1/2052[8]	4,533	4,470
Fannie Mae Pool #CB4418 5.50% 8/1/2052[8]	103	103
Fannie Mae Pool #BW9206 5.50% 8/1/2052[8]	77	79
Fannie Mae Pool #CB4421 5.50% 8/1/2052[8]	31	31
Fannie Mae Pool #BW9049 4.50% 9/1/2052[8]	135	131
Fannie Mae Pool #BW7372 5.50% 9/1/2052[8]	92	92
Fannie Mae Pool #BX1322 5.50% 9/1/2052[8]	58	58
Fannie Mae Pool #MA4785 5.00% 10/1/2052[8]	47	47
Fannie Mae Pool #BW1289 5.50% 10/1/2052[8]	10,564	10,612
Fannie Mae Pool #BW1243 5.50% 10/1/2052[8]	9,474	9,519
Fannie Mae Pool #BX1223 5.50% 10/1/2052[8]	1,847	1,855
Fannie Mae Pool #BX1488 5.50% 10/1/2052[8]	431	438
Fannie Mae Pool #CB5020 5.50% 10/1/2052[8]	390	391
Fannie Mae Pool #BW9929 5.50% 10/1/2052[8]	51	51
Fannie Mae Pool #MA4820 6.50% 10/1/2052[8]	34	35
Fannie Mae Pool #BW9488 5.00% 11/1/2052[8]	446	440
Fannie Mae Pool #BX4398 5.50% 11/1/2052[8]	925	941
Fannie Mae Pool #BX1298 5.50% 11/1/2052[8]	99	99
Fannie Mae Pool #BX3689 5.00% 12/1/2052[8]	27	27
Fannie Mae Pool #MA4842 5.50% 12/1/2052[8]	14,545	14,612
Fannie Mae Pool #BX3716 5.50% 12/1/2052[8]	510	512
Fannie Mae Pool #BX3726 5.50% 12/1/2052[8]	394	396
Fannie Mae Pool #BX2464 5.50% 12/1/2052[8]	232	233
Fannie Mae Pool #BX2476 5.50% 12/1/2052[8]	32	32
Fannie Mae Pool #FS5520 4.50% 1/1/2053[8]	21,771	20,976
Fannie Mae Pool #MA4868 5.00% 1/1/2053[8]	62	61
Fannie Mae Pool #BX5626 5.50% 1/1/2053[8]	4,158	4,175
Fannie Mae Pool #BX6633 5.50% 1/1/2053[8]	1,505	1,510
Fannie Mae Pool #BX0856 5.50% 1/1/2053[8]	36	36
Fannie Mae Pool #BX5592 5.50% 1/1/2053[8]	32	33
Fannie Mae Pool #MA4894 6.00% 1/1/2053[8]	45,428	46,166
Fannie Mae Pool #BX4106 5.00% 2/1/2053[8]	467	462
Fannie Mae Pool #FS3864 5.00% 2/1/2053[8]	23	23
Fannie Mae Pool #BX5722 5.00% 2/1/2053[8]	22	22
Fannie Mae Pool #MA4919 5.50% 2/1/2053[8]	23,788	23,844
Fannie Mae Pool #BX4108 5.50% 2/1/2053[8]	246	247
Fannie Mae Pool #BX7384 5.50% 2/1/2053[8]	108	108
Fannie Mae Pool #BX6545 6.00% 2/1/2053[8]	35,152	35,782
Capital Income Builder — Page 9 of 49

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BX4771 5.00% 3/1/2053[8]	USD357	$352
Fannie Mae Pool #BX6752 5.00% 3/1/2053[8]	248	245
Fannie Mae Pool #CB5986 5.00% 3/1/2053[8]	95	93
Fannie Mae Pool #BX8385 5.00% 3/1/2053[8]	55	55
Fannie Mae Pool #FS4152 5.50% 3/1/2053[8]	5,679	5,703
Fannie Mae Pool #BX7555 5.50% 3/1/2053[8]	3,917	3,931
Fannie Mae Pool #FS4191 5.50% 3/1/2053[8]	3,024	3,036
Fannie Mae Pool #CB6599 5.00% 4/1/2053[8]	498	491
Fannie Mae Pool #MA4978 5.00% 4/1/2053[8]	244	240
Fannie Mae Pool #BX9041 5.00% 4/1/2053[8]	95	93
Fannie Mae Pool #MA4979 5.50% 4/1/2053[8]	48,324	48,447
Fannie Mae Pool #MA4980 6.00% 4/1/2053[8]	26,223	26,624
Fannie Mae Pool #BX8415 6.00% 4/1/2053[8]	1,123	1,142
Fannie Mae Pool #MA5027 4.00% 5/1/2053[8]	554	519
Fannie Mae Pool #FS4563 5.00% 5/1/2053[8]	2,846	2,807
Fannie Mae Pool #BY2258 5.00% 5/1/2053[8]	225	222
Fannie Mae Pool #BW5282 5.00% 5/1/2053[8]	186	183
Fannie Mae Pool #MA5010 5.50% 5/1/2053[8]	34,606	34,683
Fannie Mae Pool #MA5011 6.00% 5/1/2053[8]	135,765	137,908
Fannie Mae Pool #BY3392 5.00% 6/1/2053[8]	38,176	37,620
Fannie Mae Pool #MA5038 5.00% 6/1/2053[8]	36,973	36,429
Fannie Mae Pool #BY6853 5.00% 6/1/2053[8]	544	536
Fannie Mae Pool #BY3975 5.00% 6/1/2053[8]	388	382
Fannie Mae Pool #BY2311 5.00% 6/1/2053[8]	115	113
Fannie Mae Pool #MA5039 5.50% 6/1/2053[8]	144,186	144,509
Fannie Mae Pool #FS5192 5.50% 6/1/2053[8]	18,811	18,892
Fannie Mae Pool #BY4218 5.50% 6/1/2053[8]	985	988
Fannie Mae Pool #BY5242 5.50% 6/1/2053[8]	42	42
Fannie Mae Pool #MA5040 6.00% 6/1/2053[8]	55,728	56,632
Fannie Mae Pool #CB6485 6.00% 6/1/2053[8]	37,222	37,902
Fannie Mae Pool #CB6486 6.00% 6/1/2053[8]	22,725	23,122
Fannie Mae Pool #CB6465 6.00% 6/1/2053[8]	16,829	17,120
Fannie Mae Pool #FS4933 6.00% 6/1/2053[8]	5,754	5,849
Fannie Mae Pool #CB6491 6.50% 6/1/2053[8]	7,004	7,203
Fannie Mae Pool #CB6490 6.50% 6/1/2053[8]	2,425	2,494
Fannie Mae Pool #CB6468 6.50% 6/1/2053[8]	1,786	1,836
Fannie Mae Pool #FS7823 2.00% 7/1/2053[8]	988	796
Fannie Mae Pool #MA5071 5.00% 7/1/2053[8]	11,541	11,372
Fannie Mae Pool #BU4112 5.00% 7/1/2053[8]	95	94
Fannie Mae Pool #MA5072 5.50% 7/1/2053[8]	194,674	195,016
Fannie Mae Pool #MA5073 6.00% 7/1/2053[8]	30,146	30,598
Fannie Mae Pool #MA5106 5.00% 8/1/2053[8]	121,868	120,067
Fannie Mae Pool #BX7614 5.00% 8/1/2053[8]	248	245
Fannie Mae Pool #MA5108 6.00% 8/1/2053[8]	140,056	142,113
Fannie Mae Pool #CB7018 4.00% 9/1/2053[8]	34	32
Fannie Mae Pool #MA5138 5.50% 9/1/2053[8]	4,028	4,035
Fannie Mae Pool #MA5139 6.00% 9/1/2053[8]	2,735	2,774
Fannie Mae Pool #FS5749 6.50% 9/1/2053[8]	225,288	231,507
Fannie Mae Pool #CB7139 6.50% 9/1/2053[8]	84,098	86,573
Fannie Mae Pool #MA5177 4.00% 10/1/2053[8]	1,572	1,474
Fannie Mae Pool #MA5165 5.50% 10/1/2053[8]	563	564
Fannie Mae Pool #MA5166 6.00% 10/1/2053[8]	999	1,014
Fannie Mae Pool #MA5167 6.50% 10/1/2053[8]	2,680	2,749
Fannie Mae Pool #MA5207 4.00% 11/1/2053[8]	1,222	1,146
Capital Income Builder — Page 10 of 49

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6838 5.50% 11/1/2053[8]	USD929	$932
Fannie Mae Pool #MA5191 6.00% 11/1/2053[8]	62,954	63,872
Fannie Mae Pool #CB7510 6.50% 11/1/2053[8]	1,458	1,501
Fannie Mae Pool #BY1448 4.00% 12/1/2053[8]	714	669
Fannie Mae Pool #FS6873 6.50% 1/1/2054[8]	21,863	22,439
Fannie Mae Pool #FS6809 5.50% 2/1/2054[8]	195	196
Fannie Mae Pool #MA5272 6.00% 2/1/2054[8]	3,793	3,847
Fannie Mae Pool #FS7503 6.00% 2/1/2054[8]	2,073	2,103
Fannie Mae Pool #MA5274 7.00% 2/1/2054[8]	62,911	65,037
Fannie Mae Pool #CB8151 5.50% 3/1/2054[8]	5,187	5,198
Fannie Mae Pool #CB8148 5.50% 3/1/2054[8]	2,083	2,095
Fannie Mae Pool #CB8163 6.00% 3/1/2054[8]	738	752
Fannie Mae Pool #CB8168 6.00% 3/1/2054[8]	8	8
Fannie Mae Pool #CB8337 5.50% 4/1/2054[8]	2,595	2,602
Fannie Mae Pool #MA5385 4.00% 6/1/2054[8]	3,475	3,257
Fannie Mae Pool #FS8153 6.00% 6/1/2054[8]	3,939	4,017
Fannie Mae Pool #DB6878 6.00% 6/1/2054[8]	1,435	1,455
Fannie Mae Pool #FS8223 6.00% 6/1/2054[8]	470	477
Fannie Mae Pool #FS8219 6.00% 6/1/2054[8]	400	407
Fannie Mae Pool #BU4699 5.50% 7/1/2054[8]	1,183	1,188
Fannie Mae Pool #MA5421 6.00% 7/1/2054[8]	6,776	6,873
Fannie Mae Pool #BU4700 6.00% 7/1/2054[8]	5,613	5,714
Fannie Mae Pool #CB8858 6.00% 7/1/2054[8]	3,682	3,748
Fannie Mae Pool #CB8855 6.00% 7/1/2054[8]	2,920	2,974
Fannie Mae Pool #FS8318 6.00% 7/1/2054[8]	2,778	2,827
Fannie Mae Pool #DB6901 6.00% 7/1/2054[8]	900	913
Fannie Mae Pool #DB7039 6.00% 7/1/2054[8]	330	336
Fannie Mae Pool #FS8619 6.50% 7/1/2054[8]	224	230
Fannie Mae Pool #MA5422 6.50% 7/1/2054[8]	159	163
Fannie Mae Pool #DB6906 6.50% 7/1/2054[8]	88	90
Fannie Mae Pool #MA5445 6.00% 8/1/2054[8]	9,587	9,723
Fannie Mae Pool #DB7687 6.00% 8/1/2054[8]	170	173
Fannie Mae Pool #DB7690 6.00% 8/1/2054[8]	150	152
Fannie Mae Pool #DC0296 6.00% 8/1/2054[8]	130	132
Fannie Mae Pool #MA5446 6.50% 8/1/2054[8]	80	82
Fannie Mae Pool #BF0142 5.50% 8/1/2056[8]	33,715	34,803
Fannie Mae Pool #BF0145 3.50% 3/1/2057[8]	27,639	24,941
Fannie Mae Pool #BF0339 5.00% 1/1/2059[8]	31,664	31,621
Fannie Mae Pool #BF0342 5.50% 1/1/2059[8]	22,438	22,718
Fannie Mae Pool #BF0379 3.50% 4/1/2059[8]	65,739	59,234
Fannie Mae Pool #BM6737 4.50% 11/1/2059[8]	52,486	51,009
Fannie Mae Pool #BF0497 3.00% 7/1/2060[8]	23,280	19,878
Fannie Mae Pool #BF0548 3.00% 7/1/2061[8]	17,410	14,863
Fannie Mae Pool #BF0647 3.00% 6/1/2062[8]	19,439	16,769
Fannie Mae Pool #BF0765 3.50% 9/1/2063[8]	37,669	33,658
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[8]	132	132
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 5.742% 7/25/2036[7,8]	430	426
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[8]	18	18
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[8]	34	36
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[7,8]	2,363	2,277
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[8]	187	176
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[8]	410	348
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036[8]	55	47
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[8]	96	86
Capital Income Builder — Page 11 of 49

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZK3460 3.50% 8/1/2026[8]	USD9	$9
Freddie Mac Pool #RD5008 3.50% 9/1/2029[8]	92	89
Freddie Mac Pool #ZS7148 3.50% 4/1/2030[8]	6	5
Freddie Mac Pool #V62089 3.50% 6/1/2033[8]	227	221
Freddie Mac Pool #ZS8716 3.50% 9/1/2033[8]	162	157
Freddie Mac Pool #G18723 3.50% 2/1/2034[8]	2,614	2,555
Freddie Mac Pool #ZT1799 3.50% 3/1/2034[8]	377	366
Freddie Mac Pool #QN3000 1.50% 8/1/2035[8]	180	158
Freddie Mac Pool #ZA2505 3.50% 5/1/2038[8]	254	242
Freddie Mac Pool #A76884 5.00% 5/1/2038[8]	149	150
Freddie Mac Pool #G04697 5.50% 9/1/2038[8]	701	716
Freddie Mac Pool #SC0297 5.50% 10/1/2038[8]	15	15
Freddie Mac Pool #A87873 5.00% 8/1/2039[8]	2,673	2,697
Freddie Mac Pool #G06789 6.00% 5/1/2040[8]	30	31
Freddie Mac Pool #RB5071 2.00% 9/1/2040[8]	1,758	1,513
Freddie Mac Pool #G06061 4.00% 10/1/2040[8]	432	418
Freddie Mac Pool #SC0149 2.00% 3/1/2041[8]	11,262	9,683
Freddie Mac Pool #Q00232 4.50% 4/1/2041[8]	3,895	3,869
Freddie Mac Pool #Q00850 4.50% 5/1/2041[8]	143	142
Freddie Mac Pool #RB0544 2.00% 6/1/2041[8]	5,362	4,605
Freddie Mac Pool #G06841 5.50% 6/1/2041[8]	1,360	1,387
Freddie Mac Pool #G08456 5.00% 7/1/2041[8]	93	94
Freddie Mac Pool #G60546 4.00% 12/1/2042[8]	3,535	3,419
Freddie Mac Pool #Q21442 4.50% 8/1/2043[8]	291	287
Freddie Mac Pool #760014 2.853% 8/1/2045[7,8]	484	478
Freddie Mac Pool #G60138 3.50% 8/1/2045[8]	12,912	12,080
Freddie Mac Pool #G60279 4.00% 10/1/2045[8]	3,670	3,529
Freddie Mac Pool #Q41088 4.00% 6/1/2046[8]	8,418	8,079
Freddie Mac Pool #Q41905 4.00% 7/1/2046[8]	3,177	3,049
Freddie Mac Pool #Q42626 4.00% 8/1/2046[8]	3,184	3,056
Freddie Mac Pool #T65389 3.50% 9/1/2046[8]	50	45
Freddie Mac Pool #Q44227 4.00% 9/1/2046[8]	777	745
Freddie Mac Pool #Q49716 4.50% 8/1/2047[8]	337	330
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[8]	2,423	2,239
Freddie Mac Pool #K39018 6.50% 10/1/2047[8]	48	48
Freddie Mac Pool #G08793 4.00% 12/1/2047[8]	14,797	14,201
Freddie Mac Pool #Q52596 4.50% 12/1/2047[8]	317	311
Freddie Mac Pool #SI2002 4.00% 3/1/2048[8]	757	725
Freddie Mac Pool #Q55986 4.50% 5/1/2048[8]	5,740	5,633
Freddie Mac Pool #ZT1704 4.50% 1/1/2049[8]	129,309	127,018
Freddie Mac Pool #QA5741 3.00% 12/1/2049[8]	2,893	2,580
Freddie Mac Pool #QA5125 3.50% 12/1/2049[8]	1,227	1,131
Freddie Mac Pool #RA3384 3.00% 8/1/2050[8]	1,185	1,051
Freddie Mac Pool #RA3506 3.00% 9/1/2050[8]	12,409	10,990
Freddie Mac Pool #RA5267 3.00% 5/1/2051[8]	7,770	6,848
Freddie Mac Pool #RA5901 3.00% 9/1/2051[8]	7,378	6,504
Freddie Mac Pool #QD1841 2.00% 11/1/2051[8]	2,314	1,867
Freddie Mac Pool #RA6347 3.00% 11/1/2051[8]	8,585	7,568
Freddie Mac Pool #SD8182 2.00% 12/1/2051[8]	860	693
Freddie Mac Pool #SD7551 3.00% 1/1/2052[8]	64,794	57,471
Freddie Mac Pool #RA6531 3.50% 1/1/2052[8]	26	24
Freddie Mac Pool #RA6805 3.00% 2/1/2052[8]	13,917	12,246
Freddie Mac Pool #SD8199 2.00% 3/1/2052[8]	1,771	1,426
Freddie Mac Pool #QD8010 2.00% 3/1/2052[8]	990	799
Capital Income Builder — Page 12 of 49

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QD8820 2.00% 3/1/2052[8]	USD89	$72
Freddie Mac Pool #QE1130 4.00% 4/1/2052[8]	190	178
Freddie Mac Pool #QD9477 4.00% 4/1/2052[8]	152	143
Freddie Mac Pool #RA7556 4.50% 6/1/2052[8]	73,177	70,596
Freddie Mac Pool #SD8225 3.00% 7/1/2052[8]	19,962	17,450
Freddie Mac Pool #SD7556 3.00% 8/1/2052[8]	792	700
Freddie Mac Pool #SD8251 5.50% 8/1/2052[8]	46	46
Freddie Mac Pool #SD8242 3.00% 9/1/2052[8]	9,825	8,590
Freddie Mac Pool #SD1584 4.50% 9/1/2052[8]	16,053	15,775
Freddie Mac Pool #QE9222 5.00% 9/1/2052[8]	52,501	51,865
Freddie Mac Pool #RA7938 5.00% 9/1/2052[8]	3,043	3,002
Freddie Mac Pool #QE8785 5.50% 9/1/2052[8]	2,229	2,237
Freddie Mac Pool #SD1831 5.50% 10/1/2052[8]	2,332	2,343
Freddie Mac Pool #QF1113 5.50% 10/1/2052[8]	1,578	1,586
Freddie Mac Pool #QF3150 5.50% 10/1/2052[8]	1,253	1,268
Freddie Mac Pool #QF1433 5.50% 10/1/2052[8]	37	37
Freddie Mac Pool #QF4229 5.00% 11/1/2052[8]	877	863
Freddie Mac Pool #QF4983 5.00% 11/1/2052[8]	74	73
Freddie Mac Pool #SD2948 5.50% 11/1/2052[8]	32,738	32,870
Freddie Mac Pool #QF3380 5.50% 11/1/2052[8]	3,895	3,913
Freddie Mac Pool #QF2409 5.50% 11/1/2052[8]	1,928	1,937
Freddie Mac Pool #QF2472 5.50% 11/1/2052[8]	1,201	1,206
Freddie Mac Pool #SD8280 6.50% 11/1/2052[8]	22	23
Freddie Mac Pool #SD2602 3.00% 12/1/2052[8]	2,474	2,162
Freddie Mac Pool #SD4116 4.50% 12/1/2052[8]	18,520	17,864
Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]	21,892	21,590
Freddie Mac Pool #QF4765 5.00% 12/1/2052[8]	45	44
Freddie Mac Pool #QF6034 5.50% 12/1/2052[8]	99	99
Freddie Mac Pool #QF4188 5.50% 12/1/2052[8]	99	99
Freddie Mac Pool #QF6796 5.50% 1/1/2053[8]	154	155
Freddie Mac Pool #SD8297 4.00% 2/1/2053[8]	4,067	3,817
Freddie Mac Pool #QF7811 5.00% 2/1/2053[8]	128	127
Freddie Mac Pool #QF7483 5.50% 2/1/2053[8]	11,374	11,414
Freddie Mac Pool #QF7073 5.50% 2/1/2053[8]	4,422	4,440
Freddie Mac Pool #QF8331 5.50% 2/1/2053[8]	3,720	3,736
Freddie Mac Pool #QF9106 5.50% 2/1/2053[8]	1,050	1,053
Freddie Mac Pool #SD2402 6.00% 2/1/2053[8]	16,995	17,375
Freddie Mac Pool #SD8301 6.00% 2/1/2053[8]	83	84
Freddie Mac Pool #SD8305 4.00% 3/1/2053[8]	806	756
Freddie Mac Pool #QF9075 5.00% 3/1/2053[8]	456	449
Freddie Mac Pool #QF8333 5.00% 3/1/2053[8]	259	255
Freddie Mac Pool #QF8351 5.50% 3/1/2053[8]	2,929	2,943
Freddie Mac Pool #QF8462 5.50% 3/1/2053[8]	338	340
Freddie Mac Pool #SD2716 5.00% 4/1/2053[8]	4,529	4,465
Freddie Mac Pool #QG3296 5.00% 4/1/2053[8]	554	546
Freddie Mac Pool #QG0978 5.00% 4/1/2053[8]	492	484
Freddie Mac Pool #QG0650 5.00% 4/1/2053[8]	65	64
Freddie Mac Pool #QG0159 5.00% 4/1/2053[8]	58	58
Freddie Mac Pool #QG1385 5.00% 4/1/2053[8]	44	44
Freddie Mac Pool #SD8316 5.50% 4/1/2053[8]	49,028	49,117
Freddie Mac Pool #QG1023 5.50% 4/1/2053[8]	11,519	11,565
Freddie Mac Pool #QG0657 5.50% 4/1/2053[8]	3,506	3,517
Freddie Mac Pool #SD8323 5.00% 5/1/2053[8]	3,982	3,922
Freddie Mac Pool #SD3236 5.00% 5/1/2053[8]	481	474
Capital Income Builder — Page 13 of 49

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QG1997 5.00% 5/1/2053[8]	USD414	$408
Freddie Mac Pool #QG1876 5.00% 5/1/2053[8]	81	79
Freddie Mac Pool #SD8324 5.50% 5/1/2053[8]	592,010	593,334
Freddie Mac Pool #SD3369 5.50% 5/1/2053[8]	1,323	1,328
Freddie Mac Pool #SD8325 6.00% 5/1/2053[8]	214,399	217,756
Freddie Mac Pool #QG3376 6.00% 5/1/2053[8]	825	839
Freddie Mac Pool #SD2979 6.50% 5/1/2053[8]	2,591	2,679
Freddie Mac Pool #SD8329 5.00% 6/1/2053[8]	1,574	1,550
Freddie Mac Pool #QG5481 5.00% 6/1/2053[8]	294	290
Freddie Mac Pool #QG4328 5.00% 6/1/2053[8]	89	88
Freddie Mac Pool #QG5286 5.00% 6/1/2053[8]	63	62
Freddie Mac Pool #SD8331 5.50% 6/1/2053[8]	103,033	103,233
Freddie Mac Pool #SD3505 6.00% 6/1/2053[8]	38,299	38,915
Freddie Mac Pool #SD3175 6.00% 6/1/2053[8]	9,882	10,046
Freddie Mac Pool #RA9279 6.00% 6/1/2053[8]	7,828	7,976
Freddie Mac Pool #RA9283 6.00% 6/1/2053[8]	7,320	7,459
Freddie Mac Pool #RA9281 6.00% 6/1/2053[8]	4,893	4,970
Freddie Mac Pool #RA9284 6.00% 6/1/2053[8]	3,399	3,491
Freddie Mac Pool #RA9294 6.50% 6/1/2053[8]	5,757	5,952
Freddie Mac Pool #RA9292 6.50% 6/1/2053[8]	5,013	5,151
Freddie Mac Pool #RA9289 6.50% 6/1/2053[8]	4,545	4,707
Freddie Mac Pool #RA9288 6.50% 6/1/2053[8]	4,345	4,508
Freddie Mac Pool #RA9287 6.50% 6/1/2053[8]	3,191	3,318
Freddie Mac Pool #RA9290 6.50% 6/1/2053[8]	2,335	2,414
Freddie Mac Pool #RA9291 6.50% 6/1/2053[8]	1,731	1,780
Freddie Mac Pool #RA9295 6.50% 6/1/2053[8]	1,255	1,309
Freddie Mac Pool #SD8341 5.00% 7/1/2053[8]	932	918
Freddie Mac Pool #QG6844 5.00% 7/1/2053[8]	252	248
Freddie Mac Pool #SD8342 5.50% 7/1/2053[8]	352,180	352,863
Freddie Mac Pool #SD3356 6.00% 7/1/2053[8]	12,012	12,191
Freddie Mac Pool #SD3432 6.00% 7/1/2053[8]	359	367
Freddie Mac Pool #SD3512 6.00% 8/1/2053[8]	169	172
Freddie Mac Pool #SD8362 5.50% 9/1/2053[8]	1,910	1,914
Freddie Mac Pool #SD3825 6.50% 9/1/2053[8]	246,649	253,458
Freddie Mac Pool #RA9865 6.50% 9/1/2053[8]	52,377	53,933
Freddie Mac Pool #SD8379 4.00% 10/1/2053[8]	1,140	1,069
Freddie Mac Pool #SD8367 5.50% 10/1/2053[8]	20,513	20,549
Freddie Mac Pool #SD4053 6.00% 10/1/2053[8]	375	382
Freddie Mac Pool #SD8369 6.50% 10/1/2053[8]	134,520	138,161
Freddie Mac Pool #SD4977 5.00% 11/1/2053[8]	72,309	71,222
Freddie Mac Pool #SD8372 5.50% 11/1/2053[8]	4,359	4,366
Freddie Mac Pool #QH3557 6.50% 11/1/2053[8]	3,604	3,710
Freddie Mac Pool #SD8406 4.00% 1/1/2054[8]	1,022	958
Freddie Mac Pool #RJ0668 6.00% 1/1/2054[8]	7,028	7,150
Freddie Mac Pool #SD4795 6.00% 1/1/2054[8]	4,838	4,927
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[8]	25	26
Freddie Mac Pool #SD8408 5.50% 3/1/2054[8]	13,568	13,590
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[8]	1,466	1,473
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[8]	1,113	1,116
Freddie Mac Pool #SD5303 6.00% 4/1/2054[8]	3,638	3,702
Freddie Mac Pool #QI3333 6.00% 4/1/2054[8]	199	202
Freddie Mac Pool #RJ1512 5.50% 5/1/2054[8]	26,338	26,492
Freddie Mac Pool #SD5692 6.00% 5/1/2054[8]	280	285
Freddie Mac Pool #SD8435 4.00% 6/1/2054[8]	546	512
Capital Income Builder — Page 14 of 49

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[8]	USD7,238	$7,136
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[8]	919	923
Freddie Mac Pool #RJ1797 6.50% 6/1/2054[8]	99	101
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[8]	39	40
Freddie Mac Pool #QI8872 5.50% 7/1/2054[8]	577	580
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[8]	7,997	8,177
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[8]	5,716	5,818
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[8]	5,410	5,508
Freddie Mac Pool #SD8447 6.00% 7/1/2054[8]	2,975	3,017
Freddie Mac Pool #QI8874 6.00% 7/1/2054[8]	2,241	2,282
Freddie Mac Pool #SD5873 6.00% 7/1/2054[8]	660	670
Freddie Mac Pool #SD5896 6.00% 7/1/2054[8]	420	426
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[8]	400	411
Freddie Mac Pool #SD8448 6.50% 7/1/2054[8]	159	163
Freddie Mac Pool #SD5986 6.50% 7/1/2054[8]	130	134
Freddie Mac Pool #SD8454 6.00% 8/1/2054[8]	5,679	5,760
Freddie Mac Pool #SD8455 6.50% 8/1/2054[8]	40	41
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[8]	297	298
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 8/25/2025[8]	11,250	11,049
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 3/25/2026[8]	3,500	3,387
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027[7,8]	4,390	4,253
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 6/25/2027[8]	4,360	4,203
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 7/25/2027[8]	4,810	4,644
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 8/25/2027[8]	2,350	2,269
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 9/25/2027[7,8]	8,903	8,585
Freddie Mac, Series K516, Class A2, Multi Family, 5.477% 1/25/2029[8]	750	780
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[7,8]	13,801	13,778
Freddie Mac, Series 3135, Class OP, principal only, 0% 4/15/2026[8]	25	24
Freddie Mac, Series 3117, Class OG, principal only, 0% 2/15/2036[8]	40	34
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[8]	564	445
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[8]	216	192
Freddie Mac, Series 3155, Class FO, principal only, 0% 5/15/2036[8]	381	316
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[8]	76	67
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[8]	66	57
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[8]	7,925	6,926
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[8]	1,590	1,413
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[8]	7,812	7,290
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]	7,571	7,099
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[8]	8,410	7,210
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]	12,347	11,151
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[8]	6,987	6,366
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[8]	12,473	12,024
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[8]	10,280	9,760
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[8]	8,643	7,761
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[8]	4,021	3,603
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[8]	1,152	1,088
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[8]	3,390	3,038
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[8]	2,082	1,868
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[8]	26,022	24,134
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1,8]	567	541
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[8]	33,117	30,937
Government National Mortgage Assn. 3.50% 8/1/2054[8,9]	433	399
Government National Mortgage Assn. 4.00% 8/1/2054[8,9]	6,324	5,973
Government National Mortgage Assn. 5.00% 8/1/2054[8,9]	5,100	5,044
Capital Income Builder — Page 15 of 49

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.50% 8/1/2054[8,9]	USD1,705	$1,711
Government National Mortgage Assn. 3.50% 9/1/2054[8,9]	1,067	981
Government National Mortgage Assn. 5.50% 9/1/2054[8,9]	1,795	1,800
Government National Mortgage Assn. Pool #736682 4.50% 12/15/2037[8]	386	382
Government National Mortgage Assn. Pool #738938 6.50% 2/20/2039[8]	70	73
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[8]	679	711
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[8]	888	913
Government National Mortgage Assn. Pool #783539 5.00% 10/20/2040[8]	644	640
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[8]	849	869
Government National Mortgage Assn. Pool #005198 6.50% 9/20/2041[8]	339	351
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[8]	857	843
Government National Mortgage Assn. Pool #MA2894 4.50% 6/20/2045[8]	941	930
Government National Mortgage Assn. Pool #MA3246 4.50% 11/20/2045[8]	1,286	1,272
Government National Mortgage Assn. Pool #MA5077 3.50% 3/20/2048[8]	3,683	3,422
Government National Mortgage Assn. Pool #MA5468 5.00% 9/20/2048[8]	351	352
Government National Mortgage Assn. Pool #MA5530 5.00% 10/20/2048[8]	85	86
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[8]	475	466
Government National Mortgage Assn. Pool #MA5711 4.50% 1/20/2049[8]	804	789
Government National Mortgage Assn. Pool #MA5712 5.00% 1/20/2049[8]	992	993
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[8]	1,722	1,690
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[8]	9,977	9,984
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[8]	6,108	6,131
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[8]	258,944	244,603
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[8]	25,119	23,728
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[8]	18,392	17,373
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[8]	11,948	11,287
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[8]	17,310	17,118
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[8]	11,561	11,206
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[8]	94,511	93,572
Government National Mortgage Assn. Pool #773426 4.70% 9/20/2061[8]	10	10
Government National Mortgage Assn. Pool #795485 4.651% 7/20/2062[8]	13	12
Government National Mortgage Assn. Pool #AG8088 4.848% 3/20/2064[8]	1	1
Government National Mortgage Assn. Pool #AG8117 4.913% 4/20/2064[8]	2	2
Government National Mortgage Assn. Pool #AG8193 4.847% 9/20/2064[8]	1	1
Government National Mortgage Assn. Pool #AG8207 4.847% 11/20/2064[8]	1	1
Government National Mortgage Assn. Pool #AG8244 4.901% 1/20/2065[8]	1	1
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2/16/2035[8]	311	272
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 3/20/2037[8]	314	258
Uniform Mortgage-Backed Security 2.50% 8/1/2039[8,9]	150,000	137,932
Uniform Mortgage-Backed Security 2.00% 8/1/2054[8,9]	10,927	8,792
Uniform Mortgage-Backed Security 3.00% 8/1/2054[8,9]	12,867	11,230
Uniform Mortgage-Backed Security 3.50% 8/1/2054[8,9]	53,403	48,458
Uniform Mortgage-Backed Security 4.00% 8/1/2054[8,9]	6,226	5,835
Uniform Mortgage-Backed Security 4.50% 8/1/2054[8,9]	16,349	15,750
Uniform Mortgage-Backed Security 5.00% 8/1/2054[8,9]	822	810
Uniform Mortgage-Backed Security 5.50% 8/1/2054[8,9]	11,002	11,021
Uniform Mortgage-Backed Security 6.00% 8/1/2054[8,9]	10,572	10,724
Uniform Mortgage-Backed Security 6.50% 8/1/2054[8,9]	1,116	1,144
Uniform Mortgage-Backed Security 7.00% 8/1/2054[8,9]	247,433	255,783
Uniform Mortgage-Backed Security 2.50% 9/1/2054[8,9]	25,916	21,763
Uniform Mortgage-Backed Security 3.00% 9/1/2054[8,9]	100,563	87,871
Uniform Mortgage-Backed Security 3.50% 9/1/2054[8,9]	29,097	26,422
Uniform Mortgage-Backed Security 4.00% 9/1/2054[8,9]	10,000	9,381
Uniform Mortgage-Backed Security 4.50% 9/1/2054[8,9]	41,114	39,632
Capital Income Builder — Page 16 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 6.00% 9/1/2054[8,9]	USD24,304	$24,648
Uniform Mortgage-Backed Security 6.50% 9/1/2054[8,9]	62,273	63,846
Uniform Mortgage-Backed Security 7.00% 9/1/2054[8,9]	96,336	99,549
		7,305,627
Commercial mortgage-backed securities 0.40%
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 7.02% 7/15/2041[1,7,8]	447	447
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.411% 3/15/2056[7,8]	5,216	5,187
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 6/15/2029[8]	1,718	1,798
Benchmark Mortgage Trust, Series 2023-B38, Class A4, 5.525% 4/15/2056[8]	6,364	6,613
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[7,8]	652	685
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[8]	504	524
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057[7,8]	69	71
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057[8]	993	1,044
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 6.701% 6/15/2041[1,7,8]	1,996	1,984
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[1,7,8]	10,389	10,356
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.227% 4/15/2037[1,7,8]	31,327	31,357
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/2027[1,7,8]	31,020	31,133
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.771% 4/15/2029[1,7,8]	2,900	2,885
BX Trust, Series 2024-VLT4, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 7/15/2029[1,7,8]	750	750
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2034[1,7,8]	442	440
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[1,7,8]	55,444	54,688
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[1,7,8]	26,562	26,238
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.089% 10/15/2036[1,7,8]	3,984	3,922
BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 7.339% 10/15/2036[1,7,8]	1,380	1,355
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[1,7,8]	11,570	11,549
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[1,7,8]	10,167	10,065
BX Trust, Series 2021-SOAR, Class C, 1-month USD CME Term SOFR + 1.214%) 6.543% 6/15/2038[1,7,8]	862	850
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.843% 6/15/2038[1,7,8]	3,272	3,230
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.693% 11/15/2038[1,7,8]	1,874	1,850
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.943% 11/15/2038[1,7,8]	368	362
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.293% 11/15/2038[1,7,8]	1,052	1,036
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.991% 8/15/2039[1,7,8]	5,878	5,871
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.78% 8/15/2039[1,7,8]	7,676	7,690
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,7,8]	3,613	3,613
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 7.22% 7/15/2041[1,7,8]	1,135	1,135
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2026[1,7,8]	1,475	1,475
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 10/12/2040[1,7,8]	22,540	22,931
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043[1,7,8]	49,520	51,127
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040[1,7,8]	1,031	1,040
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[1,7,8]	680	703
ELM Trust 2024, Series 2024-ELM, Class A10, 5.80% 6/10/2039[1,7,8]	4,599	4,657
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,7,8]	4,579	4,637
ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[1,7,8]	880	891
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[1,7,8]	9,514	9,487
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.143% 7/15/2038[1,7,8]	1,089	1,084
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.693% 7/15/2038[1,7,8]	1,140	1,139
Capital Income Builder — Page 17 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,8]	USD3,231	$3,377
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 7.02% 5/15/2041[1,7,8]	3,164	3,168
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.363% 7/15/2025[1,7,8]	12,486	12,459
GS Mortgage Securities Trust, Series 2018-HULA, Class B, (1-month USD CME Term SOFR + 1.553%) 6.693% 7/15/2025[1,7,8]	1,677	1,671
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[1,7,8]	3,831	3,815
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.776% 5/17/2038[1,7,8]	35,000	34,925
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2037[1,7,8]	1,500	1,497
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,7,8]	591	597
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,8]	871	719
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[1,7,8]	219	176
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.347% 11/25/2053[1,7,8]	310	323
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.847% 11/25/2053[1,7,8]	1,350	1,513
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/2039[1,7,8]	2,832	2,821
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 7.07% 5/15/2039[1,7,8]	486	482
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[1,7,8]	34,504	34,141
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.772% 11/15/2038[1,7,8]	993	976
		430,559
Collateralized mortgage-backed obligations (privately originated) 0.24%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,7,8]	10,599	9,319
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.817% 1/25/2034[7,8]	284	220
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,8,10]	3,018	2,982
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,7,8]	675	649
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,7,8]	215	212
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,7,8]	14,462	13,650
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.247% 6/25/2043[1,7,8]	12,376	12,564
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.447% 5/25/2044[1,7,8]	283	283
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[8]	86	88
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[8]	69	73
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[8]	67	67
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,8]	7,514	8,619
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.347% 4/25/2042[1,7,8]	5,079	5,152
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.497% 9/25/2042[1,7,8]	1,781	1,803
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.047% 9/25/2042[1,7,8]	5,838	6,223
Capital Income Builder — Page 18 of 49

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,8,10]	USD170	$171
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,8]	10,956	10,666
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,8,10]	13,956	14,185
JP Morgan Mortgage Trust, Series 2021-6, Class A6, 2.50% 10/25/2051[1,7,8]	749	688
JP Morgan Mortgage Trust, Series 2021-7, Class A6, 2.50% 11/25/2051[1,7,8]	798	730
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,8,10]	14,363	14,092
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,8,10]	1,748	1,742
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,8,10]	7,191	7,132
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.314% 11/25/2055[1,7,8]	24,241	24,259
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,7,8]	81	79
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,8,10]	359	364
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[1,8,10]	363	359
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,8,10]	8,875	8,926
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,8,10]	8,253	8,348
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,8,10]	627	636
Progress Residential Trust, Series 2024-SFR5, Class A, 3.136% 8/9/2029 (3.00% on 9/1/2024)[1,8,10]	3,419	3,115
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,8]	15,026	13,982
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,8]	2,671	2,445
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,7,8]	1,375	1,359
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.064% 2/25/2057[1,7,8]	232	238
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,7,8]	417	401
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,7,8]	87	86
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,7,8]	594	575
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,7,8]	709	693
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,7,8]	190	186
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,8]	56,324	50,702
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.10% 7/25/2065[1,7,8]	409	409
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,2]	6,473	6,327
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,8]	19,490	18,308
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,8]	945	937
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,8]	2,697	2,695
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,8,10]	248	251
		256,990
Total mortgage-backed obligations		7,993,176
U.S. Treasury bonds & notes 4.92% U.S. Treasury 4.92%
U.S. Treasury 7.50% 11/15/2024[11]	331,274	334,108
U.S. Treasury 4.50% 11/30/2024	23,500	23,448
U.S. Treasury 4.25% 12/31/2024	500	498
U.S. Treasury 7.625% 2/15/2025[11]	250,000	254,111
Capital Income Builder — Page 19 of 49

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.625% 2/28/2025	USD493,000	$491,883
U.S. Treasury 4.25% 5/31/2025	5,000	4,975
U.S. Treasury 3.00% 7/15/2025	45,000	44,275
U.S. Treasury 4.75% 7/31/2025	2,000	2,000
U.S. Treasury 6.875% 8/15/2025	145,145	148,893
U.S. Treasury 4.50% 11/15/2025	15,350	15,336
U.S. Treasury 4.00% 12/15/2025	90,000	89,373
U.S. Treasury 3.875% 1/15/2026	39,500	39,156
U.S. Treasury 4.25% 1/31/2026	182,000	181,446
U.S. Treasury 4.00% 2/15/2026	10,000	9,932
U.S. Treasury 6.00% 2/15/2026	206,000	211,416
U.S. Treasury 4.125% 6/15/2026	12,000	11,961
U.S. Treasury 4.50% 7/15/2026	4,000	4,016
U.S. Treasury 4.375% 8/15/2026	3,000	3,006
U.S. Treasury 6.75% 8/15/2026	35,000	36,809
U.S. Treasury 4.625% 9/15/2026	42,602	42,935
U.S. Treasury 4.625% 10/15/2026	25,100	25,316
U.S. Treasury 4.625% 11/15/2026	3,000	3,028
U.S. Treasury 6.50% 11/15/2026	178,000	188,618
U.S. Treasury 4.00% 1/15/2027	1,016	1,012
U.S. Treasury 2.25% 2/15/2027	75	72
U.S. Treasury 6.625% 2/15/2027	65,000	69,172
U.S. Treasury 2.625% 5/31/2027	6,500	6,248
U.S. Treasury 2.75% 7/31/2027	400,000	385,203
U.S. Treasury 6.375% 8/15/2027	54,937	58,649
U.S. Treasury 6.125% 11/15/2027[11]	296,294	315,738
U.S. Treasury 3.875% 12/31/2027	123,463	122,913
U.S. Treasury 4.00% 6/30/2028	2,000	2,001
U.S. Treasury 4.125% 7/31/2028	207,000	208,116
U.S. Treasury 2.875% 8/15/2028	148,319	142,236
U.S. Treasury 4.00% 1/31/2029	10,733	10,756
U.S. Treasury 4.50% 5/31/2029	325,100	333,215
U.S. Treasury 4.00% 7/31/2029	16,835	16,890
U.S. Treasury 6.25% 5/15/2030	198,563	222,034
U.S. Treasury 4.25% 6/30/2031	20,000	20,342
U.S. Treasury 4.125% 7/31/2031	9,120	9,209
U.S. Treasury 1.875% 2/15/2032	100,000	86,270
U.S. Treasury 2.875% 5/15/2032	278,476	257,547
U.S. Treasury 4.375% 5/15/2034	28,153	28,881
U.S. Treasury 4.50% 8/15/2039	56,000	57,811
U.S. Treasury 4.75% 2/15/2041[11]	136,000	144,072
U.S. Treasury 4.00% 11/15/2042	12,950	12,306
U.S. Treasury 4.75% 11/15/2043	27,016	28,208
U.S. Treasury 4.625% 5/15/2044	16,022	16,442
U.S. Treasury 3.00% 5/15/2047	108,296	85,539
U.S. Treasury 3.00% 2/15/2049[11]	112,916	88,247
U.S. Treasury 1.375% 8/15/2050[11]	38,101	20,176
U.S. Treasury 2.00% 8/15/2051[11]	37,789	23,439
U.S. Treasury 2.25% 2/15/2052[11]	207,137	136,434
U.S. Treasury 3.00% 8/15/2052[11]	136,283	105,907
U.S. Treasury 4.00% 11/15/2052	19,585	18,418
Capital Income Builder — Page 20 of 49

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.75% 11/15/2053	USD60,200	$64,239
U.S. Treasury 4.25% 2/15/2054	14,853	14,606
Total U.S. Treasury bonds & notes		5,278,887
Corporate bonds, notes & loans 2.66% Financials 0.45%
ACE Capital Trust II, junior subordinated, 9.70% 4/1/2030	7,210	8,639
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028)[10]	EUR2,000	2,334
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,10]	USD450	474
AIB Group PLC 2.875% 5/30/2031 (5-year EUR Mid-Swap + 3.30% on 5/30/2026)[10]	EUR1,000	1,058
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[10]	100	120
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[10]	320	360
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[10]	3,000	3,284
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[10]	USD1,500	1,545
AmWINS Group, Inc. 6.375% 2/15/2029[1]	935	949
Aon Corp. 3.90% 2/28/2052	3,000	2,291
Banco BTG Pactual SA 6.25% 4/8/2029[1]	211	215
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]	1,500	1,361
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[10]	1,834	1,899
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[10]	2,000	1,768
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[10]	5,479	4,593
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[10]	1,200	1,008
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]	3,500	3,534
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[10]	5,199	5,318
Bank of America Corp. 3.846% 3/8/2037 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 3/8/2032)[10]	5,000	4,501
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[10]	1,779	1,802
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,10]	1,410	1,490
BlackRock Funding, Inc. 5.00% 3/14/2034	1,000	1,017
BlackRock Funding, Inc. 5.25% 3/14/2054	2,284	2,269
Block, Inc. 2.75% 6/1/2026	5,000	4,760
Block, Inc. 3.50% 6/1/2031	4,500	3,908
Block, Inc. 6.50% 5/15/2032[1]	6,835	6,954
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,10]	505	436
Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	11,000	11,593
Boost Newco Borrower, LLC, Term Loan B, (1-month USD CME Term SOFR + 2.50%) 8.335% 1/31/2031[7,12]	3,000	3,008
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[1,10]	2,000	2,018
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,10]	3,500	3,683
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[1,10]	3,852	3,930
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,10]	2,325	2,401
CaixaBank, SA 5.00% 7/19/2029 (3-month EUR-EURIBOR + 1.65% on 7/19/2028)[10]	EUR2,000	2,281
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,10]	USD1,350	1,376
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,10]	200	217
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,10]	1,750	1,804
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[10]	793	801
Capital One Financial Corp. 6.312% 6/8/2029 (USD-SOFR + 2.64% on 6/8/2028)[10]	700	726
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[10]	4,228	4,315
Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[10]	599	605
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[10]	1,750	1,836
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[10]	5,069	5,212
Capital Income Builder — Page 21 of 49

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[10]	USD538	$558
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[10]	1,000	1,060
Chubb INA Holdings, LLC 4.65% 8/15/2029	3,000	3,012
Chubb INA Holdings, LLC 4.35% 11/3/2045	3,230	2,851
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[10]	2,475	2,503
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[10]	8,537	7,418
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[10]	300	295
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[10]	1,721	1,844
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[10]	7,000	7,098
Citigroup, Inc., Series CC, 7.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.693% on 5/15/2029)[10]	3,000	3,010
Citigroup, Inc., Series T, 7.00% junior subordinated perpetual bonds (10-year UST Yield Curve Rate T Note Constant Maturity + 2.757% on 8/15/2034)[10]	2,000	2,034
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[10]	2,120	2,156
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[10]	495	501
Coinbase Global, Inc. 3.375% 10/1/2028[1]	2,700	2,379
Coinbase Global, Inc. 3.625% 10/1/2031[1]	3,525	2,934
Corebridge Financial, Inc. 4.35% 4/5/2042	1,500	1,278
Corebridge Financial, Inc. 4.40% 4/5/2052	2,985	2,421
Corebridge Global Funding 5.35% 6/24/2026[1]	2,500	2,523
Corebridge Global Funding 5.20% 6/24/2029[1]	3,000	3,055
Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[1,10]	3,000	3,035
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[10]	2,800	2,925
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[10]	1,925	2,037
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[10]	1,250	1,084
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[10]	2,000	2,085
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[10]	EUR3,000	3,478
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[10]	5,100	5,727
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[10]	USD1,337	1,286
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[10]	4,774	5,053
Goldman Sachs Group, Inc. 2.60% 2/7/2030	1,594	1,428
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[10]	3,500	3,616
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[10]	750	754
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[10]	5,619	4,787
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[10]	12,500	10,922
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[10]	4,025	4,208
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[10]	4,425	4,460
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[10]	61	44
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[10]	666	519
Goldman Sachs Group, Inc. 7.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.809% on 5/10/2029)[10]	3,000	3,099
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027)[10]	2,000	2,028
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[10]	6,000	5,902
HSBC Holdings PLC 5.546% 3/4/2030 (USD-SOFR + 1.46% on 3/4/2029)[10]	640	653
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[10]	4,128	3,518
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[10]	4,250	4,526
HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[10]	1,675	1,724
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[10]	2,175	2,343
Intercontinental Exchange, Inc. 5.25% 6/15/2031	274	282
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[10]	4,000	4,002
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[10]	1,849	1,858
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[10]	2,750	2,625
Capital Income Builder — Page 22 of 49

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[10]	USD4,850	$4,942
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[10]	768	759
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[10]	4,000	4,021
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[10]	5,000	5,157
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[10]	9,000	9,069
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[10]	822	685
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[10]	10,763	9,386
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[10]	1,300	1,408
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[10]	1,625	1,651
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[10]	4,900	5,137
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[10]	4,800	4,869
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,10]	800	819
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[1,10]	3,025	3,218
Keybank National Assn. 4.70% 1/26/2026	3,000	2,967
Lloyds Banking Group PLC 4.375% 3/22/2028	5,375	5,284
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[10]	2,000	2,050
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[10]	29	30
Metropolitan Life Global Funding I 5.05% 6/11/2027[1]	3,000	3,038
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[10]	5,000	5,095
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027)[10]	1,100	1,105
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[10]	367	371
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[10]	1,900	1,923
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[10]	4,167	4,299
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[10]	1,890	1,919
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[10]	3,538	3,902
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[10]	4,537	4,742
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[10]	3,250	3,278
Morgan Stanley 5.948% 1/19/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.43% on 1/19/2033)[10]	2,000	2,044
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[10]	3,673	3,738
MSCI, Inc. 4.00% 11/15/2029[1]	5,000	4,742
MSCI, Inc. 3.875% 2/15/2031[1]	2,000	1,836
Nasdaq, Inc. 5.55% 2/15/2034	1,000	1,028
Nasdaq, Inc. 5.95% 8/15/2053	296	308
Nasdaq, Inc. 6.10% 6/28/2063	470	495
National Australia Bank, Ltd. 5.181% 6/11/2034[1]	961	980
Navient Corp. 6.75% 6/15/2026	2,000	2,023
Navient Corp. 5.00% 3/15/2027	5,000	4,839
Navient Corp. 9.375% 7/25/2030	1,250	1,333
Navient Corp. 11.50% 3/15/2031	1,895	2,102
Navient Corp. 5.625% 8/1/2033	6,450	5,378
New York Life Global Funding 4.55% 1/28/2033[1]	421	412
Onemain Finance Corp. 7.50% 5/15/2031	2,335	2,402
Oxford Finance, LLC 6.375% 2/1/2027[1]	2,415	2,360
Piraeus Bank SA 8.25% 1/28/2027 (1-year EUR Mid-Swap + 5.715% on 1/28/2026)[10]	EUR1,000	1,157
Piraeus Bank SA 3.875% 11/3/2027 (1-year EUR Mid-Swap + 3.948% on 11/3/2026)[10]	2,000	2,168
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[10]	2,000	2,366
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[10]	520	578
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[10]	USD950	972
Capital Income Builder — Page 23 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Financial Services Group, Inc. 5.492% 5/14/2030 (USD-SOFR + 1.198% on 5/14/2029)[10]	USD423	$433
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[10]	3,000	3,162
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[10]	8,729	9,719
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[10]	1,171	1,208
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[10]	5,652	5,714
Skandinaviska Enskilda Banken AB 0.75% 11/3/2031 (5-year EUR Mid-Swap + 0.88% on 11/3/2026)[10]	EUR4,700	4,748
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[1,10]	USD397	406
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[10]	1,275	1,292
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[10,13]	2,690	10
Swedbank AB 6.136% 9/12/2026[1]	795	816
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR Index + 2.13% on 8/2/2029)[10]	1,491	1,501
Synchrony Financial 2.875% 10/28/2031	1,250	1,030
Synchrony Financial 7.25% 2/2/2033	1,500	1,535
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[10]	2,000	1,993
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[10]	840	867
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[10]	2,566	2,625
U.S. Bancorp 3.15% 4/27/2027	4,000	3,850
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[10]	4,150	4,026
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[10]	575	597
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[10]	1,600	1,644
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[1,10]	1,000	974
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[1,10]	3,500	3,657
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[1,10]	750	762
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[1,10]	3,500	3,581
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,10]	5,104	4,859
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[1,10]	4,000	4,259
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[1,10]	1,700	1,740
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[10]	9,093	9,272
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[10]	10,000	8,872
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[10]	2,886	2,952
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[10]	3,785	4,126
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[10]	854	871
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[10]	1,508	1,339
Willis North America, Inc. 5.35% 5/15/2033	3,000	3,013
Willis North America, Inc. 5.90% 3/5/2054	3,000	3,006
		487,475
Energy 0.42%
3R Lux SARL 9.75% 2/5/2031[1]	785	834
AI Candelaria (Spain), SLU 7.50% 12/15/2028[1]	330	327
AI Candelaria (Spain), SLU 5.75% 6/15/2033[1]	1,495	1,221
Capital Income Builder — Page 24 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Antero Resources Corp. 7.625% 2/1/2029[1]	USD1,000	$1,034
Apache Corp. 4.25% 1/15/2030	16,930	16,049
Apache Corp. 5.10% 9/1/2040	1,013	887
Apache Corp. 5.25% 2/1/2042	427	372
Apache Corp. 5.35% 7/1/2049	1,905	1,626
Baytex Energy Corp. 8.50% 4/30/2030[1]	275	290
Baytex Energy Corp. 7.375% 3/15/2032[1]	2,080	2,125
Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,543	2,667
Borr IHC, Ltd. 10.375% 11/15/2030[1]	3,171	3,347
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	1,000	974
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	3,873	3,477
Cenovus Energy, Inc. 5.25% 6/15/2037	807	788
Cenovus Energy, Inc. 5.40% 6/15/2047	3,514	3,341
Cheniere Energy Partners, LP 4.50% 10/1/2029	1,000	968
Cheniere Energy Partners, LP 5.95% 6/30/2033	2,000	2,067
Chesapeake Energy Corp. 5.50% 2/1/2026[1]	6,000	5,971
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	5,420	5,390
Civitas Resources, Inc. 5.00% 10/15/2026[1]	3,070	3,005
Civitas Resources, Inc. 8.375% 7/1/2028[1]	2,515	2,644
Civitas Resources, Inc. 8.625% 11/1/2030[1]	1,225	1,324
Civitas Resources, Inc. 8.75% 7/1/2031[1]	1,210	1,303
CNX Resources Corp. 7.25% 3/1/2032[1]	1,170	1,209
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[14]	262	226
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	3,538	3,738
Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	2,280	2,340
Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	1,395	1,415
Diamondback Energy, Inc. 5.20% 4/18/2027	2,000	2,022
Diamondback Energy, Inc. 5.15% 1/30/2030	1,045	1,062
Diamondback Energy, Inc. 5.40% 4/18/2034	4,401	4,457
Diamondback Energy, Inc. 5.75% 4/18/2054	1,698	1,682
Diamondback Energy, Inc. 5.90% 4/18/2064	1,123	1,118
DT Midstream, Inc. 4.125% 6/15/2029[1]	1,000	936
DT Midstream, Inc. 4.375% 6/15/2031[1]	4,000	3,691
Ecopetrol SA 8.875% 1/13/2033	1,440	1,506
Ecopetrol SA 8.375% 1/19/2036	1,220	1,215
Enbridge Energy Partners, LP 7.375% 10/15/2045	5,459	6,356
Enbridge, Inc. 6.70% 11/15/2053	702	785
Endeavor Energy Resources, LP 5.75% 1/30/2028[1]	1,000	1,010
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	3,000	2,569
Energy Transfer, LP 5.25% 7/1/2029	1,870	1,891
Energy Transfer, LP 5.60% 9/1/2034	1,707	1,733
Energy Transfer, LP 5.95% 5/15/2054	1,500	1,482
Energy Transfer, LP 6.05% 9/1/2054	1,773	1,778
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[10,15]	5,220	5,137
Eni SpA 5.50% 5/15/2034[1]	2,910	2,970
Eni SpA 5.95% 5/15/2054[1]	2,227	2,258
EQM Midstream Partners, LP 6.00% 7/1/2025[1]	2,500	2,501
EQM Midstream Partners, LP 4.125% 12/1/2026	2,000	1,954
EQM Midstream Partners, LP 7.50% 6/1/2027[1]	2,000	2,056
EQM Midstream Partners, LP 6.50% 7/1/2027[1]	1,255	1,280
EQM Midstream Partners, LP 4.50% 1/15/2029[1]	2,290	2,196
EQM Midstream Partners, LP 6.375% 4/1/2029[1]	1,005	1,027
EQM Midstream Partners, LP 6.50% 7/15/2048	4,000	4,063
Capital Income Builder — Page 25 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
EQT Corp. 7.25% 2/1/2030[10]	USD15,000	$16,188
Equinor ASA 3.625% 9/10/2028	13,165	12,782
Equinor ASA 3.25% 11/18/2049	7,583	5,456
Equinor ASA 3.70% 4/6/2050	500	392
Exxon Mobil Corp. 2.61% 10/15/2030	20,000	17,981
Exxon Mobil Corp. 3.452% 4/15/2051	2,000	1,492
GeoPark, Ltd. 5.50% 1/17/2027	400	376
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[1]	1,395	1,402
Harbour Energy PLC 5.50% 10/15/2026[1]	4,000	3,952
Hess Midstream Operations, LP 5.625% 2/15/2026[1]	1,000	995
Hess Midstream Operations, LP 6.50% 6/1/2029[1]	570	582
Hess Midstream Operations, LP 5.50% 10/15/2030[1]	4,000	3,889
Hilcorp Energy I, LP 6.25% 11/1/2028[1]	1,000	1,002
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	665	654
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	3,260	3,192
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	450	438
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	5,125	4,988
Hilcorp Energy I, LP 8.375% 11/1/2033[1]	1,045	1,131
Hilcorp Energy I, LP 6.875% 5/15/2034[1]	2,000	1,991
Jonah Energy, LLC 12.00% 11/5/2025[2]	36	36
Kinder Morgan, Inc. 5.00% 2/1/2029	1,000	1,008
Kinder Morgan, Inc. 5.20% 6/1/2033	1,000	994
Kinder Morgan, Inc. 5.40% 2/1/2034	1,000	1,008
Kinder Morgan, Inc. 3.25% 8/1/2050	2,007	1,326
Kinder Morgan, Inc. 3.60% 2/15/2051	4,000	2,808
Kinder Morgan, Inc. 5.45% 8/1/2052	826	780
Kinetik Holdings, LP 6.625% 12/15/2028[1]	2,655	2,709
Kinetik Holdings, LP 5.875% 6/15/2030[1]	2,000	1,981
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[1]	375	379
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	1,390	1,249
Marathon Oil Corp. 5.20% 6/1/2045	2,000	1,910
Matador Resources Co. 6.875% 4/15/2028[1]	950	969
Matador Resources Co. 6.50% 4/15/2032[1]	2,090	2,102
MEG Energy Corp. 5.875% 2/1/2029[1]	4,000	3,953
Modec Finance BV 7.84% 7/15/2026[2,16]	2,000	2,011
MPLX, LP 4.95% 9/1/2032	2,894	2,836
Murphy Oil Corp. 5.875% 12/1/2027	2,005	2,006
Murphy Oil Corp. 6.375% 7/15/2028	2,000	2,015
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	2,000	1,778
Nabors Industries, Inc. 7.375% 5/15/2027[1]	1,000	1,019
Nabors Industries, Inc. 9.125% 1/31/2030[1]	1,120	1,197
Nabors Industries, Inc. 8.875% 8/15/2031[1]	1,530	1,562
New Fortress Energy, Inc. 6.75% 9/15/2025[1]	5,000	4,919
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	8,085	7,523
New Fortress Energy, Inc. 8.75% 3/15/2029[1]	3,465	3,144
NGPL PipeCo, LLC 7.768% 12/15/2037[1]	2,000	2,345
Noble Finance II, LLC 8.00% 4/15/2030[1]	625	658
Occidental Petroleum Corp. 6.125% 1/1/2031	5,000	5,226
Occidental Petroleum Corp. 5.55% 10/1/2034	1,150	1,157
Occidental Petroleum Corp. 4.625% 6/15/2045	1,000	808
Occidental Petroleum Corp. 4.40% 4/15/2046	2,000	1,617
Occidental Petroleum Corp. 4.40% 8/15/2049	6,000	4,556
Oleoducto Central SA 4.00% 7/14/2027[1]	1,065	996
ONEOK, Inc. 5.65% 11/1/2028	500	516
Capital Income Builder — Page 26 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 4.35% 3/15/2029	USD360	$353
ONEOK, Inc. 6.05% 9/1/2033	330	347
ONEOK, Inc. 3.95% 3/1/2050	4,000	3,005
ONEOK, Inc. 7.15% 1/15/2051	2,319	2,615
ONEOK, Inc. 6.625% 9/1/2053	605	662
Permian Resources Operating, LLC 5.875% 7/1/2029[1]	3,000	2,984
Permian Resources Operating, LLC 9.875% 7/15/2031[1]	840	937
Permian Resources Operating, LLC 7.00% 1/15/2032[1]	6,665	6,905
Permian Resources Operating, LLC 6.25% 2/1/2033[1]	4,150	4,186
Petroleos Mexicanos 4.25% 1/15/2025	11,500	11,368
Petroleos Mexicanos 6.875% 10/16/2025	13,500	13,480
Petroleos Mexicanos 4.50% 1/23/2026	3,532	3,377
Petroleos Mexicanos 6.875% 8/4/2026	6,000	5,921
Petroleos Mexicanos 6.50% 3/13/2027	4,000	3,850
Petroleos Mexicanos 8.75% 6/2/2029	14,784	14,683
Petroleos Mexicanos 6.84% 1/23/2030	1,853	1,660
Petroleos Mexicanos 6.70% 2/16/2032	2,837	2,421
Petroleos Mexicanos 10.00% 2/7/2033	2,750	2,805
Raizen Fuels Finance SA 6.45% 3/5/2034[1]	515	533
Raizen Fuels Finance SA 6.95% 3/5/2054[1]	820	848
Range Resources Corp. 4.75% 2/15/2030[1]	445	422
Sabine Pass Liquefaction, LLC 5.625% 3/1/2025	2,566	2,564
Saudi Arabian Oil Co. 5.25% 7/17/2034[1]	3,000	3,017
Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	9,635	9,458
Saudi Arabian Oil Co. 5.875% 7/17/2064[1]	4,250	4,170
Southwestern Energy Co. 8.375% 9/15/2028	320	331
Southwestern Energy Co. 5.375% 2/1/2029	3,705	3,631
Southwestern Energy Co. 5.375% 3/15/2030	975	952
Southwestern Energy Co. 4.75% 2/1/2032	550	514
Sunoco, LP 6.00% 4/15/2027	1,000	999
Sunoco, LP 7.00% 9/15/2028[1]	2,000	2,059
Sunoco, LP 7.00% 5/1/2029[1]	2,600	2,678
Sunoco, LP 4.50% 5/15/2029	1,700	1,608
Sunoco, LP 7.25% 5/1/2032[1]	1,080	1,123
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	1,000	1,003
Talos Production, Inc. 9.00% 2/1/2029[1]	235	248
Talos Production, Inc. 9.375% 2/1/2031[1]	145	154
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	11,939	11,504
TransCanada Pipelines, Ltd. (3-month USD CME Term SOFR + 2.472%) 7.794% 5/16/2067[7]	1,000	913
Transportadora de Gas del Perú SA 4.25% 4/30/2028[1]	872	848
USA Compression Partners, LP 7.125% 3/15/2029[1]	1,020	1,039
Vallourec SA 7.50% 4/15/2032[1]	1,685	1,765
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	4,930	4,562
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	3,161	3,248
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	3,485	3,170
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	5,000	4,340
Venture Global LNG, Inc. 8.125% 6/1/2028[1]	2,000	2,084
Venture Global LNG, Inc. 8.375% 6/1/2031[1]	1,240	1,304
Weatherford International, Ltd. 8.625% 4/30/2030[1]	3,000	3,125
Western Midstream Operating, LP 3.10% 2/1/2025[10]	2,016	1,991
Western Midstream Operating, LP 3.95% 6/1/2025	1,520	1,498
Williams Companies, Inc. 5.15% 3/15/2034	5,819	5,806
		446,746
Capital Income Builder — Page 27 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 0.31%	Principal amount (000)	Value (000)
AbbVie, Inc. 4.80% 3/15/2029	USD2,000	$2,027
AbbVie, Inc. 4.95% 3/15/2031	1,155	1,178
AbbVie, Inc. 5.05% 3/15/2034	8,825	8,992
AbbVie, Inc. 5.35% 3/15/2044	925	941
AbbVie, Inc. 5.40% 3/15/2054	5,600	5,677
AbbVie, Inc. 5.50% 3/15/2064	1,275	1,291
Amgen, Inc. 5.507% 3/2/2026	2,000	2,000
Amgen, Inc. 5.15% 3/2/2028	2,899	2,939
Amgen, Inc. 4.05% 8/18/2029	750	730
Amgen, Inc. 5.25% 3/2/2030	2,950	3,030
Amgen, Inc. 4.20% 3/1/2033	8,000	7,566
Amgen, Inc. 5.25% 3/2/2033	7,285	7,407
Amgen, Inc. 5.60% 3/2/2043	6,000	6,061
Amgen, Inc. 4.40% 5/1/2045	2,000	1,727
Amgen, Inc. 4.875% 3/1/2053	4,893	4,412
Amgen, Inc. 5.65% 3/2/2053	5,033	5,075
Amgen, Inc. 5.75% 3/2/2063	4,743	4,779
AstraZeneca Finance, LLC 4.875% 3/3/2028	3,000	3,041
AstraZeneca Finance, LLC 4.90% 2/26/2031	625	636
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,325	3,385
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	3,000	2,813
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	1,000	851
Baxter International, Inc. 2.272% 12/1/2028	1,342	1,208
Baxter International, Inc. 2.539% 2/1/2032	2,681	2,259
Baxter International, Inc. 3.132% 12/1/2051	2,500	1,622
Bayer US Finance, LLC 6.50% 11/21/2033[1]	1,726	1,814
Bayer US Finance, LLC 6.875% 11/21/2053[1]	241	255
Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,750	1,794
Bristol-Myers Squibb Co. 5.20% 2/22/2034	12,900	13,217
Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	331
Bristol-Myers Squibb Co. 5.55% 2/22/2054	6,275	6,362
Bristol-Myers Squibb Co. 5.65% 2/22/2064	3,275	3,299
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	1,000	994
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	850	821
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	4,620	4,456
Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.345% 2/22/2028[7,12]	578	581
Centene Corp. 2.45% 7/15/2028	10,355	9,336
Centene Corp. 3.375% 2/15/2030	5,344	4,821
Centene Corp. 3.00% 10/15/2030	2,590	2,267
Centene Corp. 2.625% 8/1/2031	3,950	3,298
Cigna Group (The) 5.25% 2/15/2034	4,000	4,043
Cigna Group (The) 4.80% 8/15/2038	1,000	950
CVS Health Corp. 5.40% 6/1/2029	2,000	2,041
CVS Health Corp. 5.25% 1/30/2031	2,000	2,022
CVS Health Corp. 5.55% 6/1/2031	2,017	2,062
CVS Health Corp. 5.25% 2/21/2033	650	649
CVS Health Corp. 5.70% 6/1/2034	7,066	7,213
CVS Health Corp. 6.00% 6/1/2044	10,000	10,057
CVS Health Corp. 5.625% 2/21/2053	4,000	3,818
CVS Health Corp. 5.875% 6/1/2053	533	524
CVS Health Corp. 6.05% 6/1/2054	7,377	7,424
CVS Health Corp. 6.00% 6/1/2063	410	405
DaVita, Inc. 4.625% 6/1/2030[1]	1,000	917
Capital Income Builder — Page 28 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
DaVita, Inc. 3.75% 2/15/2031[1]	USD1,000	$866
Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,513
Elevance Health, Inc. 5.375% 6/15/2034	4,000	4,105
Gilead Sciences, Inc. 1.65% 10/1/2030	300	252
Gilead Sciences, Inc. 5.25% 10/15/2033	350	360
Gilead Sciences, Inc. 2.80% 10/1/2050	935	604
Gilead Sciences, Inc. 5.55% 10/15/2053	1,253	1,281
HCA, Inc. 4.125% 6/15/2029	8,450	8,155
Humana, Inc. 5.75% 4/15/2054	2,333	2,299
IQVIA, Inc. 6.50% 5/15/2030[1]	3,000	3,089
Johnson & Johnson 4.90% 6/1/2031	2,000	2,062
Johnson & Johnson 4.95% 6/1/2034	1,294	1,341
Laboratory Corp. of America Holdings 4.70% 2/1/2045	6,900	6,186
Medline Borrower, LP 6.25% 4/1/2029[1]	460	470
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.50%) 7.84% 10/23/2028[7,12]	3,000	3,006
Molina Healthcare, Inc. 4.375% 6/15/2028[1]	6,000	5,717
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	10,000	8,831
Owens & Minor, Inc. 6.625% 4/1/2030[1]	1,882	1,760
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.75%) 9.194% 3/29/2029[7,12]	2,863	2,866
Perrigo Finance Unlimited Co. 4.375% 3/15/2026	2,500	2,446
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	2,228	2,244
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	4,885	4,871
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	3,000	2,925
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	4,740	4,684
Pfizer Investment Enterprises Pte., Ltd. 5.34% 5/19/2063	2,000	1,950
Roche Holdings, Inc. 5.593% 11/13/2033[1]	1,218	1,295
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	582	563
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	810	827
Tenet Healthcare Corp. 6.75% 5/15/2031	3,000	3,085
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	2,500	2,512
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	27,805	28,568
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	8,565	8,321
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	2,863	3,095
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,553	2,870
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	17,918	12,641
UnitedHealth Group, Inc. 2.375% 8/15/2024	2,940	2,936
UnitedHealth Group, Inc. 4.80% 1/15/2030	750	757
UnitedHealth Group, Inc. 5.15% 7/15/2034	8,992	9,132
UnitedHealth Group, Inc. 5.50% 7/15/2044	3,500	3,542
		331,445
Consumer discretionary 0.29%
1011778 B.C. Unlimited Liability Co. 3.875% 1/15/2028[1]	2,000	1,882
Advance Auto Parts, Inc. 5.90% 3/9/2026	500	501
Advance Auto Parts, Inc. 5.95% 3/9/2028	2,623	2,643
Advance Auto Parts, Inc. 3.90% 4/15/2030	5,571	5,141
Advance Auto Parts, Inc. 3.50% 3/15/2032	3,012	2,616
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	1,200	1,250
American Honda Finance Corp. 5.05% 7/10/2031	500	506
AutoNation, Inc. 3.85% 3/1/2032	3,750	3,404
Bath & Body Works, Inc. 7.50% 6/15/2029	1,000	1,033
Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	4,040	4,096
Carnival Corp. 4.00% 8/1/2028[1]	7,000	6,627
Carnival Corp. 6.00% 5/1/2029[1]	990	988
Capital Income Builder — Page 29 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Carnival Corp. 7.00% 8/15/2029[1]	USD8,965	$9,357
Carnival Corp. 10.50% 6/1/2030[1]	545	593
Carnival Corp., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.094% 8/8/2027[7,12]	3,815	3,843
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[1]	18,450	18,193
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[1]	2,000	2,018
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[1]	858	868
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[1]	2,266	2,291
Ford Motor Co. 4.75% 1/15/2043	11,575	9,479
Ford Motor Co. 5.291% 12/8/2046	12,290	10,931
Ford Motor Credit Co., LLC 3.664% 9/8/2024	1,785	1,780
Ford Motor Credit Co., LLC 2.30% 2/10/2025	21,580	21,181
Ford Motor Credit Co., LLC 5.125% 6/16/2025	17,381	17,300
Ford Motor Credit Co., LLC 4.134% 8/4/2025	1,755	1,731
Ford Motor Credit Co., LLC 3.375% 11/13/2025	2,010	1,960
Ford Motor Credit Co., LLC 6.95% 3/6/2026	200	204
Ford Motor Credit Co., LLC 6.95% 6/10/2026	2,200	2,260
Ford Motor Credit Co., LLC 2.70% 8/10/2026	3,790	3,603
Ford Motor Credit Co., LLC 5.85% 5/17/2027	4,000	4,043
Ford Motor Credit Co., LLC 4.95% 5/28/2027	19,230	19,017
Ford Motor Credit Co., LLC 2.90% 2/16/2028	1,000	918
Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	209
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,780	1,867
Ford Motor Credit Co., LLC 2.90% 2/10/2029	8,995	8,067
Ford Motor Credit Co., LLC 7.20% 6/10/2030	6,450	6,897
Ford Motor Credit Co., LLC 7.122% 11/7/2033	278	297
Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	4,080	4,167
General Motors Financial Co., Inc. 5.80% 1/7/2029	750	772
Grand Canyon University 4.125% 10/1/2024	20,000	19,832
Grand Canyon University 4.375% 10/1/2026	3,000	2,970
Hanesbrands, Inc. 4.875% 5/15/2026[1]	1,000	980
Hanesbrands, Inc. 9.00% 2/15/2031[1]	800	847
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/2030[7,12]	2,111	2,120
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[1]	2,670	2,713
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,000	907
Home Depot, Inc. 2.95% 6/15/2029	4,775	4,462
Home Depot, Inc. 5.40% 6/25/2064	1,480	1,484
Hyundai Capital America 5.45% 6/24/2026[1]	830	837
Hyundai Capital America 5.275% 6/24/2027[1]	3,073	3,101
Hyundai Capital America 6.10% 9/21/2028[1]	2,750	2,863
Lithia Motors, Inc. 3.875% 6/1/2029[1]	2,000	1,818
McDonald’s Corp. 3.70% 1/30/2026	7,015	6,910
McDonald’s Corp. 2.125% 3/1/2030	4,136	3,625
McDonald’s Corp. 4.95% 8/14/2033	1,000	1,010
McDonald’s Corp. 4.45% 3/1/2047	2,100	1,808
McDonald’s Corp. 5.15% 9/9/2052	1,000	948
McDonald’s Corp. 5.45% 8/14/2053	3,000	2,971
Melco Resorts Finance, Ltd. 4.875% 6/6/2025[1]	4,000	3,938
Melco Resorts Finance, Ltd. 4.875% 6/6/2025	1,000	984
Melco Resorts Finance, Ltd. 5.25% 4/26/2026[1]	1,000	968
MGM Resorts International 5.75% 6/15/2025	2,000	1,999
QVC, Inc. 4.45% 2/15/2025	2,000	1,979
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	2,825	2,753
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	13,558	14,352
Capital Income Builder — Page 30 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	USD1,000	$1,069
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	3,631	3,808
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[1]	3,325	3,351
Sands China, Ltd. 5.125% 8/8/2025	8,000	7,948
Sands China, Ltd. 5.40% 8/8/2028	500	493
Sands China, Ltd. 2.85% 3/8/2029	10,000	8,824
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,215	1,112
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,735	2,445
Tapestry, Inc. 7.85% 11/27/2033	1,464	1,562
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	2,000	1,888
Wynn Macau, Ltd. 5.50% 1/15/2026[1]	3,000	2,952
Wynn Macau, Ltd. 5.125% 12/15/2029[1]	1,000	915
YUM! Brands, Inc. 4.75% 1/15/2030[1]	3,000	2,893
YUM! Brands, Inc. 3.625% 3/15/2031	3,000	2,679
		315,651
Utilities 0.27%
Aegea Finance SARL 9.00% 1/20/2031[1]	1,495	1,578
AES Andes SA 6.30% 3/15/2029[1]	3,000	3,053
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[1]	1,057	934
Alabama Power Co. 5.85% 11/15/2033	825	880
Alfa Desarrollo SpA 4.55% 9/27/2051[1]	2,825	2,137
Alliant Energy Finance, LLC 3.60% 3/1/2032[1]	750	669
Ameren Corp. 2.50% 9/15/2024	1,616	1,609
AmeriGas Partners, LP 5.50% 5/20/2025	455	452
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	2,000	1,722
Commonwealth Edison Co. 2.95% 8/15/2027	2,450	2,336
Consumers Energy Co. 3.60% 8/15/2032	850	782
Consumers Energy Co. 4.625% 5/15/2033	2,025	1,987
Consumers Energy Co. 3.10% 8/15/2050	10,000	7,008
DTE Electric Co. 3.65% 3/1/2052	1,500	1,140
DTE Energy Co. 4.95% 7/1/2027	1,625	1,631
Duke Energy Corp. 6.10% 9/15/2053	750	785
Edison International 4.70% 8/15/2025	2,000	1,988
Edison International 4.125% 3/15/2028	1,632	1,586
Edison International 5.25% 11/15/2028	3,025	3,053
Edison International 5.45% 6/15/2029	675	687
Edison International 6.95% 11/15/2029	450	488
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[10]	3,000	2,891
Electricité de France SA 4.50% 9/21/2028[1]	680	671
Electricité de France SA 5.65% 4/22/2029[1]	3,600	3,715
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,10]	2,750	3,054
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[10,15]	15,349	15,326
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	1,713	1,516
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]	920	775
Enel Finance International NV 5.125% 6/26/2029[1]	1,350	1,357
Enel Finance International NV 2.50% 7/12/2031[1]	400	337
Enfragen Energia Sur SA 5.375% 12/30/2030	800	668
Entergy Louisiana, LLC 4.75% 9/15/2052	133	118
Eversource Energy 5.50% 1/1/2034	3,025	3,050
Exelon Corp. 4.45% 4/15/2046	8,115	6,932
FirstEnergy Corp. 2.05% 3/1/2025	502	492
Capital Income Builder — Page 31 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 1.60% 1/15/2026	USD2,600	$2,470
FirstEnergy Corp. 2.65% 3/1/2030	2,479	2,199
FirstEnergy Corp. 2.25% 9/1/2030	5,637	4,826
FirstEnergy Corp. 3.40% 3/1/2050	15,150	10,429
FirstEnergy Corp., Series B, 4.15% 7/15/2027	25,785	25,018
Florida Power & Light Co. 5.10% 4/1/2033	2,115	2,157
Florida Power & Light Co. 5.30% 4/1/2053	1,368	1,361
Georgia Power Co. 4.95% 5/17/2033	2,075	2,076
Light Servicos de Eletricidade SA 4.375% 6/18/2026[13]	1,300	634
MidAmerican Energy Co. 5.35% 1/15/2034	450	467
MidAmerican Energy Co. 5.85% 9/15/2054	3,900	4,112
NiSource, Inc. 5.20% 7/1/2029	3,000	3,047
Pacific Gas and Electric Co. 3.40% 8/15/2024	3,665	3,661
Pacific Gas and Electric Co. 3.15% 1/1/2026	1,365	1,327
Pacific Gas and Electric Co. 2.95% 3/1/2026	12,987	12,542
Pacific Gas and Electric Co. 3.30% 3/15/2027	1,250	1,199
Pacific Gas and Electric Co. 3.00% 6/15/2028	676	631
Pacific Gas and Electric Co. 4.65% 8/1/2028	2,500	2,466
Pacific Gas and Electric Co. 5.55% 5/15/2029	3,000	3,065
Pacific Gas and Electric Co. 4.55% 7/1/2030	1,100	1,065
Pacific Gas and Electric Co. 2.50% 2/1/2031	19,190	16,267
Pacific Gas and Electric Co. 6.40% 6/15/2033	2,100	2,223
Pacific Gas and Electric Co. 5.80% 5/15/2034	4,225	4,310
Pacific Gas and Electric Co. 4.95% 7/1/2050	13,711	11,699
Pacific Gas and Electric Co. 3.50% 8/1/2050	23,093	15,611
PacifiCorp 5.30% 2/15/2031	2,100	2,134
PacifiCorp 5.45% 2/15/2034	1,850	1,871
PacifiCorp 3.30% 3/15/2051	650	435
PacifiCorp 2.90% 6/15/2052	724	442
PacifiCorp 5.35% 12/1/2053	4,350	4,047
PacifiCorp 5.50% 5/15/2054	8,925	8,486
PacifiCorp 5.80% 1/15/2055	10,650	10,581
PG&E Corp. 5.00% 7/1/2028	4,595	4,485
PG&E Corp. 5.25% 7/1/2030	4,890	4,729
Public Service Company of Colorado 5.35% 5/15/2034	1,877	1,916
Public Service Company of Colorado 5.75% 5/15/2054	1,700	1,735
Public Service Electric and Gas Co. 3.20% 5/15/2029	4,000	3,771
Public Service Electric and Gas Co. 3.20% 8/1/2049	3,300	2,352
Southern California Edison Co. 5.20% 6/1/2034	4,100	4,114
Southern California Edison Co. 3.60% 2/1/2045	2,102	1,585
Southern California Edison Co. 4.00% 4/1/2047	6,667	5,293
Southern California Edison Co. 4.125% 3/1/2048	6,667	5,363
Southern California Edison Co. 3.65% 2/1/2050	300	222
Southern California Edison Co. 2.95% 2/1/2051	2,851	1,846
Southern California Edison Co. 3.45% 2/1/2052	18	13
Southwestern Public Service Co. 6.00% 6/1/2054	1,007	1,028
Summit Midstream Holdings, LLC 8.625% 10/31/2029[1]	950	972
Xcel Energy, Inc. 2.60% 12/1/2029	2,275	2,032
Xcel Energy, Inc. 4.60% 6/1/2032	650	627
Xcel Energy, Inc. 5.45% 8/15/2033	4,875	4,944
Xcel Energy, Inc. 3.50% 12/1/2049	350	246
		287,538
Capital Income Builder — Page 32 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 0.26%	Principal amount (000)	Value (000)
América Móvil, SAB de CV 4.70% 7/21/2032	USD2,500	$2,444
América Móvil, SAB de CV 8.46% 12/18/2036	MXN147,200	6,682
AT&T, Inc. 4.30% 2/15/2030	USD1,500	1,467
AT&T, Inc. 2.55% 12/1/2033	5,181	4,239
AT&T, Inc. 3.50% 9/15/2053	5,957	4,168
Carnival Holdings Bermuda, Ltd. 10.375% 5/1/2028[1]	1,000	1,082
CCO Holdings, LLC 5.125% 5/1/2027[1]	8,000	7,777
CCO Holdings, LLC 5.00% 2/1/2028[1]	6,000	5,717
CCO Holdings, LLC 6.375% 9/1/2029[1]	1,525	1,486
CCO Holdings, LLC 4.75% 3/1/2030[1]	1,475	1,322
CCO Holdings, LLC 4.50% 8/15/2030[1]	3,950	3,461
CCO Holdings, LLC 4.75% 2/1/2032[1]	3,000	2,569
CCO Holdings, LLC 4.50% 6/1/2033[1]	22,425	18,445
CCO Holdings, LLC 4.25% 1/15/2034[1]	21,575	17,060
Charter Communications Operating, LLC 2.80% 4/1/2031	600	504
Charter Communications Operating, LLC 3.50% 3/1/2042	5,675	3,893
Charter Communications Operating, LLC 6.484% 10/23/2045	300	284
Charter Communications Operating, LLC 3.70% 4/1/2051	4,000	2,526
Charter Communications Operating, LLC 3.90% 6/1/2052	3,000	1,946
Comcast Corp. 5.10% 6/1/2029	3,000	3,074
Comcast Corp. 2.65% 2/1/2030	19,256	17,430
Comcast Corp. 5.30% 6/1/2034	5,911	6,050
Comcast Corp. 5.65% 6/1/2054	1,273	1,299
Connect Finco SARL 6.75% 10/1/2026[1]	8,000	7,871
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	4,000	3,855
Discovery Communications, LLC 4.90% 3/11/2026	3,000	2,968
DISH Network Corp. 11.75% 11/15/2027[1]	1,925	1,928
Embarq Corp. 7.995% 6/1/2036	725	212
Frontier Communications Holdings, LLC 5.875% 11/1/2029	731	659
Gray Television, Inc. 7.00% 5/15/2027[1]	5,000	4,845
Gray Television, Inc. 10.50% 7/15/2029[1]	6,370	6,653
Gray Television, Inc., Term Loan B, (1-month USD CME Term SOFR + 5.25%) 10.57% 5/23/2029[7,12]	1,630	1,591
Meta Platforms, Inc. 4.45% 8/15/2052	5,500	4,829
Netflix, Inc. 4.90% 8/15/2034	1,198	1,205
Netflix, Inc. 5.40% 8/15/2054	434	439
Paramount Global 6.875% 4/30/2036	2,000	1,954
Paramount Global 4.375% 3/15/2043	3,000	2,100
Paramount Global 4.95% 5/19/2050	5,000	3,618
SBA Tower Trust 1.631% 11/15/2026[1]	22,469	20,716
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	1,250	814
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	1,000	951
Sirius XM Radio, Inc. 5.00% 8/1/2027[1]	2,000	1,937
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	8,775	8,059
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	2,850	2,383
T-Mobile USA, Inc. 3.50% 4/15/2025	6,550	6,459
T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,748
T-Mobile USA, Inc. 4.80% 7/15/2028	2,000	2,006
T-Mobile USA, Inc. 3.875% 4/15/2030	8,975	8,562
T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,282
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,164
T-Mobile USA, Inc. 3.00% 2/15/2041	4,200	3,095
T-Mobile USA, Inc. 3.30% 2/15/2051	5,000	3,474
T-Mobile USA, Inc. 3.40% 10/15/2052	7,200	5,053
Capital Income Builder — Page 33 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 2.55% 3/21/2031	USD10,265	$8,896
Verizon Communications, Inc. 2.355% 3/15/2032	11,186	9,361
Verizon Communications, Inc. 2.875% 11/20/2050	1,163	753
Verizon Communications, Inc. 5.50% 2/23/2054	471	473
Verizon Communications, Inc. 2.987% 10/30/2056	2,326	1,468
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	2,000	1,905
WMG Acquisition Corp. 3.75% 12/1/2029[1]	2,000	1,818
		280,029
Industrials 0.26%
ADT Security Corp. 4.125% 8/1/2029[1]	1,000	934
Ambipar Lux SARL 9.875% 2/6/2031[1]	649	637
Avis Budget Car Rental, LLC, Term Loan B, (3-month USD CME Term SOFR + 1.75%) 7.208% 8/6/2027[7,12]	5,985	5,981
BAE Systems PLC 5.00% 3/26/2027[1]	3,000	3,015
BAE Systems PLC 5.125% 3/26/2029[1]	678	687
BAE Systems PLC 5.25% 3/26/2031[1]	346	353
BAE Systems PLC 5.30% 3/26/2034[1]	2,699	2,736
BAE Systems PLC 5.50% 3/26/2054[1]	575	576
BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[10,15]	6,700	6,735
Boeing Co. 4.875% 5/1/2025	4,500	4,469
Boeing Co. 6.259% 5/1/2027[1]	856	875
Boeing Co. 3.25% 2/1/2028	500	466
Boeing Co. 6.298% 5/1/2029[1]	1,022	1,058
Boeing Co. 5.15% 5/1/2030	4,221	4,158
Boeing Co. 3.625% 2/1/2031	2,488	2,233
Boeing Co. 6.388% 5/1/2031[1]	1,894	1,978
Boeing Co. 3.60% 5/1/2034	5,000	4,165
Boeing Co. 6.528% 5/1/2034[1]	44,762	47,006
Boeing Co. 5.705% 5/1/2040	9,000	8,585
Boeing Co. 5.805% 5/1/2050	5,304	4,946
Boeing Co. 6.858% 5/1/2054[1]	1,910	2,024
Boeing Co. 5.93% 5/1/2060	4,000	3,683
Boeing Co. 7.008% 5/1/2064[1]	1,187	1,259
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	1,157	832
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	1,484	1,525
Canadian Pacific Railway Co. 3.10% 12/2/2051	11,682	7,960
Carrier Global Corp. 2.722% 2/15/2030	12,472	11,242
Carrier Global Corp. 2.70% 2/15/2031	205	181
Carrier Global Corp. 5.90% 3/15/2034	947	1,014
Carrier Global Corp. 3.377% 4/5/2040	5,000	3,989
Carrier Global Corp. 3.577% 4/5/2050	2,488	1,877
Carrier Global Corp. 6.20% 3/15/2054	1,173	1,307
CSX Corp. 2.40% 2/15/2030	7,186	6,434
GFL Environmental, Inc. 5.125% 12/15/2026[1]	1,500	1,488
GFL Environmental, Inc. 6.75% 1/15/2031[1]	3,000	3,089
Herc Holdings, Inc. 6.625% 6/15/2029[1]	2,395	2,447
Hertz Corp. (The) 12.625% 7/15/2029[1]	865	921
Honeywell International, Inc. 4.50% 1/15/2034	350	343
Honeywell International, Inc. 5.25% 3/1/2054	300	298
Howmet Aerospace, Inc. 6.875% 5/1/2025	1,000	1,010
Howmet Aerospace, Inc. 5.90% 2/1/2027	1,000	1,020
Howmet Aerospace, Inc. 6.75% 1/15/2028	2,000	2,109
Howmet Aerospace, Inc. 5.95% 2/1/2037	1,607	1,690
Capital Income Builder — Page 34 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Icahn Enterprises, LP 6.25% 5/15/2026	USD1,000	$998
Icahn Enterprises, LP 5.25% 5/15/2027	3,000	2,879
Icahn Enterprises, LP 9.75% 1/15/2029[1]	2,000	2,109
Ingersoll-Rand, Inc. 5.40% 8/14/2028	1,261	1,293
Ingersoll-Rand, Inc. 5.70% 8/14/2033	160	168
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	1,140	1,167
John Deere Capital Corp. 5.05% 6/12/2034	3,000	3,051
Lockheed Martin Corp. 5.20% 2/15/2064	663	652
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	2,277	2,299
Moog, Inc. 4.25% 12/9/2027[1]	4,625	4,431
Movida Europe SA 7.85% 4/11/2029[1]	2,500	2,347
Norfolk Southern Corp. 4.45% 3/1/2033	447	434
Norfolk Southern Corp. 5.35% 8/1/2054	5,721	5,614
Northrop Grumman Corp. 4.70% 3/15/2033	3,000	2,968
Otis Worldwide Corp. 2.056% 4/5/2025	15,629	15,291
Prime Security Services Borrower, LLC 5.75% 4/15/2026[1]	1,000	1,000
Regal Rexnord Corp. 6.30% 2/15/2030	2,500	2,609
Regal Rexnord Corp. 6.40% 4/15/2033	2,500	2,613
Rolls-Royce PLC 5.75% 10/15/2027[1]	4,415	4,471
RTX Corp. 3.125% 5/4/2027	12,375	11,871
RTX Corp. 5.75% 1/15/2029	750	784
RTX Corp. 6.10% 3/15/2034	1,214	1,309
RTX Corp. 6.40% 3/15/2054	542	609
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	1,840	1,822
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 9.032% 10/20/2027[7,12]	797	817
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	15,000	16,253
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.502% 1/15/2027[7,12]	12,900	13,072
Union Pacific Corp. 2.80% 2/14/2032	1,500	1,329
Union Pacific Corp. 2.95% 3/10/2052	1,823	1,221
United Airlines, Inc. 4.375% 4/15/2026[1]	1,080	1,054
United Airlines, Inc. 4.625% 4/15/2029[1]	875	828
United Rentals (North America), Inc. 5.50% 5/15/2027	1,000	997
United Rentals (North America), Inc. 6.125% 3/15/2034[1]	6,000	6,036
Wrangler Holdco Corp. 6.625% 4/1/2032[1]	1,500	1,507
XPO, Inc. 6.25% 6/1/2028[1]	3,000	3,038
		278,276
Consumer staples 0.12%
7-Eleven, Inc. 2.50% 2/10/2041[1]	2,360	1,585
7-Eleven, Inc. 2.80% 2/10/2051[1]	3,195	1,960
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	2,000	1,824
Albertsons Companies, Inc. 4.875% 2/15/2030[1]	3,000	2,869
Altria Group, Inc. 4.40% 2/14/2026	1,173	1,163
Altria Group, Inc. 6.875% 11/1/2033	750	833
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	15,000	15,154
BAT Capital Corp. 4.70% 4/2/2027	7,862	7,835
BAT Capital Corp. 3.557% 8/15/2027	7,650	7,375
BAT Capital Corp. 6.343% 8/2/2030	728	775
BAT Capital Corp. 5.834% 2/20/2031	3,701	3,841
BAT Capital Corp. 6.421% 8/2/2033	2,038	2,188
BAT Capital Corp. 6.00% 2/20/2034	3,936	4,097
BAT Capital Corp. 4.39% 8/15/2037	1,300	1,143
BAT Capital Corp. 7.079% 8/2/2043	1,187	1,300
Capital Income Builder — Page 35 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT Capital Corp. 4.54% 8/15/2047	USD2,090	$1,677
BAT Capital Corp. 4.758% 9/6/2049	2,361	1,933
BAT Capital Corp. 5.65% 3/16/2052	713	667
BAT Capital Corp. 7.081% 8/2/2053	5,470	6,066
Campbell Soup Co. 5.40% 3/21/2034	1,682	1,712
Coca-Cola Co. 5.00% 5/13/2034	163	168
Coca-Cola Co. 5.30% 5/13/2054	250	255
Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	2,858	2,953
Conagra Brands, Inc. 5.30% 11/1/2038	739	720
Constellation Brands, Inc. 4.35% 5/9/2027	1,919	1,897
Constellation Brands, Inc. 4.75% 5/9/2032	1,000	984
Coty, Inc. 5.00% 4/15/2026[1]	3,500	3,465
Coty, Inc. 6.625% 7/15/2030[1]	1,060	1,089
General Mills, Inc. 5.241% 11/18/2025	2,500	2,500
H.J. Heinz Co. 4.375% 6/1/2046	2,000	1,681
Imperial Brands Finance PLC 5.875% 7/1/2034[1]	3,000	3,011
J. M. Smucker Co. (The) 6.20% 11/15/2033	3,469	3,745
J. M. Smucker Co. (The) 6.50% 11/15/2043	894	968
J. M. Smucker Co. (The) 6.50% 11/15/2053	4,880	5,412
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	2,000	1,827
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	2,000	1,804
MARB BondCo PLC 3.95% 1/29/2031[1]	1,677	1,395
Minerva Luxembourg SA 8.875% 9/13/2033[1]	1,725	1,821
NBM US Holdings, Inc. 6.625% 8/6/2029[16]	2,683	2,662
Performance Food Group, Inc. 5.50% 10/15/2027[1]	1,000	988
Philip Morris International, Inc. 1.75% 11/1/2030	2,000	1,675
Philip Morris International, Inc. 5.75% 11/17/2032	751	786
Philip Morris International, Inc. 5.375% 2/15/2033	2,000	2,041
Philip Morris International, Inc. 5.625% 9/7/2033	2,500	2,587
Philip Morris International, Inc. 5.25% 2/13/2034	2,487	2,507
Post Holdings, Inc. 6.25% 2/15/2032[1]	1,441	1,461
Reynolds American, Inc. 4.45% 6/12/2025	7,045	6,991
Reynolds American, Inc. 5.85% 8/15/2045	640	615
		124,005
Materials 0.10%
Alcoa Nederland Holding BV 4.125% 3/31/2029[1]	2,000	1,870
Ardagh Metal Packaging Finance PLC 6.00% 6/15/2027[1]	530	527
Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028[1]	1,470	1,310
Avient Corp. 5.75% 5/15/2025[1]	1,000	999
Ball Corp. 6.00% 6/15/2029	2,000	2,022
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	665	668
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,301	1,332
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	793	809
Braskem Idesa SAPI 7.45% 11/15/2029[1]	2,002	1,613
Braskem Netherlands Finance BV 4.50% 1/10/2028	600	555
Braskem Netherlands Finance BV 8.50% 1/12/2031[1]	740	766
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	414
Braskem Netherlands Finance BV 7.25% 2/13/2033	2,750	2,649
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	1,270	1,223
Celanese US Holdings, LLC 6.35% 11/15/2028	2,314	2,419
Celanese US Holdings, LLC 6.379% 7/15/2032	1,624	1,708
Celanese US Holdings, LLC 6.70% 11/15/2033	1,149	1,236
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	6,000	5,998
Capital Income Builder — Page 36 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Consolidated Energy Finance SA 6.50% 5/15/2026[1]	USD1,000	$970
Consolidated Energy Finance SA 5.625% 10/15/2028[1]	1,000	801
Consolidated Energy Finance SA 12.00% 2/15/2031[1]	2,500	2,471
Dow Chemical Co. (The) 5.15% 2/15/2034	1,820	1,818
Dow Chemical Co. (The) 5.55% 11/30/2048	526	515
Dow Chemical Co. (The) 6.90% 5/15/2053	231	264
Dow Chemical Co. (The) 5.60% 2/15/2054	6,013	5,937
Eastman Chemical Co. 5.625% 2/20/2034	2,300	2,335
EIDP, Inc. 4.80% 5/15/2033	1,250	1,241
FMG Resources (August 2006) Pty, Ltd. 4.375% 4/1/2031[1]	2,500	2,263
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[1]	2,600	2,222
LYB International Finance III, LLC 4.20% 5/1/2050	2,000	1,564
LYB International Finance III, LLC 3.625% 4/1/2051	4,001	2,831
Methanex Corp. 5.125% 10/15/2027	3,000	2,924
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	1,000	1,015
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	2,075	2,132
Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,370	1,459
NOVA Chemicals Corp. 5.25% 6/1/2027[1]	3,000	2,930
NOVA Chemicals Corp. 4.25% 5/15/2029[1]	6,500	5,885
Novelis Corp. 3.25% 11/15/2026[1]	1,000	952
Novelis Corp. 3.875% 8/15/2031[1]	1,000	880
OCI NV 6.70% 3/16/2033[1]	5,195	5,190
Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	1,525	1,508
Sasol Financing USA, LLC 8.75% 5/3/2029[1]	3,500	3,631
Sasol Financing USA, LLC 8.75% 5/3/2029[16]	750	778
Sealed Air Corp. 6.125% 2/1/2028[1]	7,000	7,054
Sealed Air Corp. 6.50% 7/15/2032[1]	2,000	2,029
Sherwin-Williams Co. 3.45% 6/1/2027	5,851	5,654
Stillwater Mining Co. 4.00% 11/16/2026[16]	900	835
Stillwater Mining Co. 4.50% 11/16/2029[16]	600	499
Vale Overseas, Ltd. 6.40% 6/28/2054	708	708
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	2,000	2,052
		101,465
Information technology 0.09%
Acuris Finance US, Inc 9.00% 8/1/2029[1]	1,675	1,696
Amentum Escrow Corp. 7.25% 8/1/2032[1]	800	818
Amentum Escrow Corp., Term Loan B, (3-month USD CME Term SOFR + 2.25%) 8.09% 7/15/2031[7,12]	5,285	5,305
Broadcom, Inc. 5.05% 7/12/2027	3,350	3,381
Broadcom, Inc. 5.05% 7/12/2029	3,569	3,614
Broadcom, Inc. 5.15% 11/15/2031	2,806	2,843
Broadcom, Inc. 3.469% 4/15/2034[1]	3,500	3,058
CrowdStrike Holdings, Inc. 3.00% 2/15/2029	3,000	2,692
Gartner, Inc. 4.50% 7/1/2028[1]	3,000	2,915
Gen Digital, Inc. 6.75% 9/30/2027[1]	2,000	2,036
Intel Corp. 5.15% 2/21/2034	1,617	1,638
Intel Corp. 5.60% 2/21/2054	927	922
Lenovo Group, Ltd. 5.875% 4/24/2025	38,190	38,349
Match Group Holdings II, LLC 4.125% 8/1/2030[1]	1,000	899
Microchip Technology, Inc. 5.05% 3/15/2029	2,725	2,756
NCR Atleos Corp. 9.50% 4/1/2029[1]	1,000	1,093
Oracle Corp. 3.60% 4/1/2050	2,500	1,794
Oracle Corp. 3.95% 3/25/2051	3,029	2,303
Capital Income Builder — Page 37 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Texas Instruments, Inc. 4.85% 2/8/2034	USD1,669	$1,695
UKG, Inc. 6.875% 2/1/2031[1]	925	951
Unisys Corp. 6.875% 11/1/2027[1]	1,000	897
Viasat, Inc. 5.625% 9/15/2025[1]	18,500	18,315
		99,970
Real estate 0.09%
Boston Properties, LP 2.55% 4/1/2032	1,208	971
Boston Properties, LP 2.45% 10/1/2033	2,358	1,811
Boston Properties, LP 6.50% 1/15/2034	2,395	2,513
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[1]	980	835
Crown Castle, Inc. 5.00% 1/11/2028	1,408	1,413
Crown Castle, Inc. 5.80% 3/1/2034	3,012	3,132
Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 1/31/2030[7,12]	1,995	2,005
Equinix, Inc. 2.90% 11/18/2026	6,572	6,286
Equinix, Inc. 0.25% 3/15/2027	EUR1,420	1,425
Equinix, Inc. 1.00% 3/15/2033	1,580	1,403
FibraSOMA 4.375% 7/22/2031[1]	USD2,753	2,223
Forestar Group, Inc. 3.85% 5/15/2026[1]	1,000	968
Forestar Group, Inc. 5.00% 3/1/2028[1]	2,000	1,927
GLP Capital, LP 4.00% 1/15/2030	2,500	2,335
Highwoods Realty, LP 7.65% 2/1/2034	2,000	2,205
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	5,130	4,980
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	335	308
Iron Mountain, Inc. 4.875% 9/15/2027[1]	3,000	2,932
Iron Mountain, Inc. 5.00% 7/15/2028[1]	2,410	2,338
Iron Mountain, Inc. 4.50% 2/15/2031[1]	955	879
Kennedy-Wilson, Inc. 4.75% 3/1/2029	3,150	2,775
Kennedy-Wilson, Inc. 4.75% 2/1/2030	310	265
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,315	1,956
Kilroy Realty, LP 6.25% 1/15/2036	1,048	1,033
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	1,000	996
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	1,000	968
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	1,360	1,294
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	1,590	1,629
MPT Operating Partnership, LP 3.50% 3/15/2031	1,500	987
Prologis, LP 5.00% 3/15/2034	1,430	1,434
Prologis, LP 5.00% 1/31/2035	1,382	1,382
Prologis, LP 5.25% 3/15/2054	270	261
Public Storage Operating Co. 5.35% 8/1/2053	2,138	2,126
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	1,000	955
Service Properties Trust 4.75% 10/1/2026	380	364
Service Properties Trust 4.95% 2/15/2027	558	523
Service Properties Trust 5.50% 12/15/2027	11,000	10,492
Service Properties Trust 3.95% 1/15/2028	5,110	4,410
Service Properties Trust 8.375% 6/15/2029	3,000	2,989
Service Properties Trust 4.95% 10/1/2029	1,042	831
Service Properties Trust 4.375% 2/15/2030	60	45
Service Properties Trust 8.625% 11/15/2031[1]	4,095	4,355
VICI Properties, LP 5.75% 2/1/2027[1]	1,500	1,512
VICI Properties, LP 3.875% 2/15/2029[1]	1,815	1,705
VICI Properties, LP 4.125% 8/15/2030[1]	5,645	5,241
Capital Income Builder — Page 38 of 49

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
VICI Properties, LP 5.75% 4/1/2034	USD2,000	$2,032
WEA Finance, LLC 3.50% 6/15/2029[1]	2,083	1,912
		97,361
Total corporate bonds, notes & loans		2,849,961
Asset-backed obligations 0.67%
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,8]	1,000	1,017
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,8]	324	325
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,8]	246	246
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 6.413% 4/20/2032[1,7,8]	712	712
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[1,8]	410	412
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,8]	473	477
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029[8]	372	375
Ares CLO, Ltd., Series 2019-52, Class A1R, (3-month USD CME Term SOFR + 1.312%) 6.594% 4/22/2031[1,7,8]	889	890
Auxilior Term Funding, LLC, Series 24-1A, Class A2, 5.84% 3/15/2027[1,8]	259	260
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[1,8]	1,667	1,661
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,8]	12,814	12,486
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,8]	9,090	8,702
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,8]	1,383	1,334
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,8]	29,522	30,395
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029[1,8]	1,174	1,184
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,8]	504	505
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,8]	1,716	1,690
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,8]	2,000	1,969
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 6.481% 1/15/2033[1,7,8]	1,480	1,480
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,8]	352	315
Bluemountain CLO, Ltd., Series 2018-22, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.643% 7/15/2031[1,7,8]	1,024	1,026
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[8]	247	249
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[8]	479	485
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[8]	1,729	1,741
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,8]	473	476
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[8]	3,074	3,081
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,8]	2,582	2,312
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,8]	173	162
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,8]	35,762	34,157
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,8]	5,699	5,037
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,8]	26,816	24,771
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,8]	44,524	44,363
Capital Income Builder — Page 39 of 49

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,8]	USD216	$202
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,8]	458	419
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,8]	618	565
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,8]	403	378
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[1,8]	122	122
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,8]	202	203
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,8]	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,8]	100	101
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,8]	402	405
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.304%) 5.633% 11/15/2035[7,8]	14	14
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.583% 7/15/2036[7,8]	1,049	996
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.583% 1/15/2037[7,8]	1,267	1,162
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 5.593% 2/15/2037[7,8]	2,613	2,482
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[8]	28,213	27,988
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[1,8]	3,681	3,753
Dryden Senior Loan Fund, CLO, Series 2014-36, Class AR3, (3-month USD CME Term SOFR + 1.282%) 6.583% 4/15/2029[1,7,8]	784	786
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[1,8]	797	794
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030[8]	323	324
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[8]	745	752
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032[1,8]	1,480	1,493
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[8]	316	321
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,8]	7,419	7,080
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,8]	40,645	40,220
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,8]	9,089	8,927
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,8]	15,564	15,932
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,8]	16,177	16,189
Greatamerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027[1,8]	739	742
Greatamerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[1,8]	801	804
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,8]	37,849	35,066
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,8]	4,129	3,736
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,8]	1,675	1,607
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,8]	871	816
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,8]	239	225
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[1,8]	149	150
GLS Auto Receivables Trust, Series 2024-1, Class E, 7.94% 10/15/2030[1,8]	915	934
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027[8]	261	264
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,8]	25,200	25,629
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,8]	16,218	16,870
Greatamerica Leasing Receivables Funding, LLC, Series 23-1, Class A3, 5.15% 7/15/2027[1,8]	556	558
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,2,8]	1,780	1,780
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,8]	10,837	10,720
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,8]	4,065	4,018
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,8]	649	642
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,8]	1,164	1,131
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,8]	14,098	13,064
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,8]	5,267	4,867
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,8]	826	759
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,8]	2,012	1,840
Capital Income Builder — Page 40 of 49

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029[1,8]	USD262	$264
Hertz Vehicle Financing III, LLC, Series 2024-2A, Class D, 10.30% 1/27/2031[1,8]	250	252
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031[1,8]	273	275
ICG US CLO, Ltd., Series 2014-3A, Class A1RR, (3-month USD CME Term SOFR + 1.292%) 6.576% 4/25/2031[1,7,8]	1,160	1,162
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 6.575% 7/20/2036[1,7,8]	750	750
KKR Financial CLO, Ltd., Series 9, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.513% 7/15/2030[1,7,8]	393	393
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027[1,8]	6,206	6,242
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[1,8]	132	133
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[8]	477	483
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,8]	410	415
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[2,8,16]	1,501	1,500
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[2,8,16]	240	240
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,8]	5,560	5,609
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,8]	156	157
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,8]	1,660	1,486
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,8]	12,245	10,862
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,8]	1,112	1,011
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,8]	758	682
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,8]	12,890	11,862
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,8]	30,102	27,808
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,8]	1,328	1,103
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,8]	1,889	1,563
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.20% 4/20/2062[1,7,8]	15,252	15,174
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,8]	93,915	85,140
Ondeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,8]	4,284	4,367
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,8]	5,051	4,831
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[8]	514	453
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,8]	346	348
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,8]	15,258	15,351
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 5.335% 9/15/2039[1,7,8]	308	309
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[1,8]	712	722
Reach Financial LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,8]	146	146
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[8]	518	516
Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91% 6/15/2027[8]	1,121	1,122
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[8]	137	138
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[8]	484	480
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49% 8/15/2029[8]	1,000	989
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[8]	249	255
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,8]	236	237
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,8]	2,992	2,997
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,8]	3,845	3,439
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,8]	610	549
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.691% 7/18/2031[1,7,8]	835	836
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,8]	686	629
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,8]	1,242	1,182
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.749% 4/20/2036[1,7,8]	3,000	3,004
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,8]	259	239
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,8]	757	704
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,8]	5,335	5,170
Capital Income Builder — Page 41 of 49

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,7,8]	USD19,538	$18,412
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,8]	24,543	24,878
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[1,8]	1,906	1,905
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 6.479% 1/20/2032[1,7,8]	762	762
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,8]	1,348	1,227
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,8]	539	502
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[1,8]	202	202
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,8]	165	167
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[8,10]	4,849	4,844
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[8]	539	549
		719,253
Bonds & notes of governments & government agencies outside the U.S. 0.14%
British Columbia (Province of) 4.20% 7/6/2033	42,426	41,693
Colombia (Republic of) 8.00% 4/20/2033	2,500	2,627
Colombia (Republic of) 7.50% 2/2/2034	1,290	1,312
Colombia (Republic of) 8.00% 11/14/2035	1,485	1,552
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[1]	215	206
New South Wales Treasury Corp. 4.25% 2/20/2036	AUD1,500	912
Panama (Republic of) 3.16% 1/23/2030	USD900	776
Panama (Republic of) 7.50% 3/1/2031	315	334
Panama (Republic of) 6.875% 1/31/2036	2,690	2,701
Panama (Republic of) 8.00% 3/1/2038	570	615
Panama (Republic of) 6.853% 3/28/2054	650	617
Panama (Republic of) 4.50% 4/1/2056	3,585	2,406
Panama (Republic of) 4.50% 1/19/2063	690	454
Peru (Republic of) 2.783% 1/23/2031	12,640	10,975
Portuguese Republic 5.125% 10/15/2024	41,500	41,465
Qatar (State of) 4.50% 4/23/2028[1]	7,070	7,070
Qatar (State of) 5.103% 4/23/2048[1]	4,800	4,746
Romania 3.50% 4/3/2034	EUR1,770	1,643
Saudi Arabia (Kingdom of) 3.628% 4/20/2027[1]	USD5,000	4,863
Saudi Arabia (Kingdom of) 3.625% 3/4/2028[1]	11,435	11,007
United Mexican States 6.00% 5/7/2036	1,820	1,816
United Mexican States 5.00% 4/27/2051	2,370	1,940
United Mexican States 6.338% 5/4/2053	3,995	3,838
United Mexican States 6.40% 5/7/2054	1,000	970
United Mexican States 3.75% 4/19/2071	2,550	1,572
		148,110
Municipals 0.04% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	1,580	1,344
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	21,162	21,087
Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,100	7,269
Capital Income Builder — Page 42 of 49

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Bonds, notes & other debt instruments (continued) Municipals (continued) Ohio 0.00%	Principal amount (000)	Value (000)
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	USD4,740	$4,251
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	8,155	6,164
Total municipals		40,115
Federal agency bonds & notes 0.03%
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[1]	1,560	1,634
Fannie Mae 2.125% 4/24/2026	37,230	35,848
Korea Gas Corp. 5.00% 7/8/2029[1]	289	295
		37,777
Preferred securities 0.00%
Wells Fargo & Co. 6.85% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.767% on 9/15/2029)[10]	3,000	3,044
Total bonds, notes & other debt instruments (cost: $17,437,645,000)		17,070,323
Investment funds 2.38%	Shares
Capital Group Central Corporate Bond Fund[6]	302,196,657	2,550,540
Total investment funds (cost: $3,006,450,000)		2,550,540
Short-term securities 3.34% Money market investments 3.34%
Capital Group Central Cash Fund 5.32%[6,17]	35,876,610	3,587,661
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.32%[6,17,18]	6,532	653
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.21%[17,18]	37,241	38
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.19%[17,18]	37,241	37
Fidelity Investments Money Market Government Portfolio, Class I 5.22%[17,18]	37,241	37
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.21%[17,18]	37,241	37
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.23%[17,18]	37,241	37
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[17,18]	37,241	37
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.21%[17,18]	30,000	30
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.22%[17,18]	24,405	25
		931
Total short-term securities (cost: $3,588,468,000)		3,588,592
Total investment securities 100.55% (cost: $84,525,412,000)		107,897,762
Other assets less liabilities (0.55)%		(585,080)
Net assets 100.00%		$107,312,682
Capital Income Builder — Page 43 of 49

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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2024 (000)
30 Day Federal Funds Futures	Long	8,933	9/3/2024	USD3,524,071	$(1,039)
3 Month SOFR Futures	Long	2,373	3/19/2025	565,931	1,595
3 Month SOFR Futures	Long	5,863	9/17/2025	1,408,586	10,535
2 Year U.S. Treasury Note Futures	Long	21,484	10/3/2024	4,412,109	33,840
5 Year U.S. Treasury Note Futures	Long	41,527	10/3/2024	4,480,374	80,165
10 Year Australian Treasury Bond Futures	Short	14	9/16/2024	(1,056)	(10)
10 Year U.S. Treasury Note Futures	Short	2,218	9/30/2024	(248,000)	(6,339)
10 Year Ultra U.S. Treasury Note Futures	Short	3,278	9/30/2024	(378,865)	(9,107)
20 Year U.S. Treasury Bond Futures	Long	750	9/30/2024	90,586	2,611
30 Year Ultra U.S. Treasury Bond Futures	Long	2,815	9/30/2024	360,232	10,250
					$122,501
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	287	EUR	265	HSBC Bank	8/5/2024	$— [3]
USD	116	EUR	108	JPMorgan Chase	8/7/2024	(1)
USD	2,277	EUR	2,100	HSBC Bank	8/8/2024	4
USD	158	EUR	145	Bank of New York Mellon	8/8/2024	1
USD	358	EUR	330	HSBC Bank	8/8/2024	1
USD	240	EUR	221	UBS AG	8/8/2024	1
USD	385	EUR	356	UBS AG	8/8/2024	— [3]
USD	1,739	EUR	1,607	HSBC Bank	8/8/2024	(1)
USD	25,693	EUR	23,516	BNP Paribas	8/22/2024	215
USD	904	AUD	1,360	Standard Chartered Bank	8/26/2024	13
USD	1,098	EUR	1,010	BNP Paribas	8/27/2024	3
USD	379	EUR	350	UBS AG	9/6/2024	— [3]
						$236
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 7/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.41%	Annual	12/20/2029	USD634,000	$9,101	$—	$9,101
SOFR	Annual	3.045%	Annual	7/27/2050	65,600	6,468	—	6,468
						$15,569	$—	$15,569
Capital Income Builder — Page 44 of 49

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Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 7/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD54,150	$(1,152)	$(1,209)	$58
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	10,000	(680)	(716)	35
					$(1,832)	$(1,925)	$93
Investments in affiliates6

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend or interest income (000)
Common stocks 0.19%
Industrials 0.19%
Trinity Industries, Inc.	$160,641	$—	$38,830	$7,486	$77,395	$206,692	$6,069
Real estate 0.00%
POWERGRID Infrastructure Investment Trust REIT[19]	69,780	—	26,337	(7,277)	5,593	—	5,899
Financials 0.00%
360 ONE WAM Ltd.[19]	119,387	—	26,063	9,224	113,768	—	2,599
Total common stocks						206,692
Investment funds 2.38%
Capital Group Central Corporate Bond Fund	2,265,745	81,803	3,099	4	206,087	2,550,540	81,803
Short-term securities 3.34%
Money market investments 3.34%
Capital Group Central Cash Fund 5.32%[17]	5,118,998	10,003,923	11,535,289	809	(780)	3,587,661	183,085
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.32%[17,18]	1,676		1,023 [20]			653	— [21]
Total short-term securities						3,588,314
Total 5.91%				$10,246	$402,063	$6,345,546	$279,455
Restricted securities16

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NBM US Holdings, Inc. 6.625% 8/6/2029	4/1/2020-4/3/2020	$2,499	$2,662	.01%
Modec Finance BV 7.84% 7/15/2026[2]	7/28/2023	2,000	2,011	.00 [22]
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[2,8]	12/6/2022	1,501	1,500	.00 [22]
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[2,8]	12/6/2022	240	240	.00 [22]
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024-6/24/2024	828	835	.00 [22]
Stillwater Mining Co. 4.50% 11/16/2029	2/20/2024	491	499	.00 [22]
Sasol Financing USA, LLC 8.75% 5/3/2029	4/9/2024-4/15/2024	766	778	.00 [22]
Total		$8,325	$8,525	.01%

Capital Income Builder — Page 45 of 49

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[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,532,793,000, which represented 2.36% of the net assets of the fund.

[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was on loan. The total value of all such securities was $23,942,000, which represented .02% of the net assets of the fund.
[5]	Security did not produce income during the last 12 months.
[6]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $127,394,000, which represented .12% of the net assets of the fund.
[12]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $44,195,000, which represented .04% of the net assets of the fund.

[13]	Scheduled interest and/or principal payment was not received.
[14]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[15]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[16]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $8,525,000, which represented .01% of the net assets of the fund.

[17]	Rate represents the seven-day yield at 7/31/2024.
[18]	Security purchased with cash collateral from securities on loan.
[19]	Affiliated issuer during the reporting period but no longer an affiliate at 7/31/2024. Refer to the investment portfolio for the security value at 7/31/2024.
[20]	Represents net activity.
[21]	Dividend income is included with securities lending income and is not shown in this table.
[22]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Income Builder — Page 46 of 49

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $11,249,958,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $16,261,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $3,016,641,000 and $51,630,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Income Builder — Page 47 of 49

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2024 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$8,434,028	$5,675,487	$— *	$14,109,515
Information technology	9,024,512	2,888,820	—	11,913,332
Health care	7,989,032	3,000,780	— *	10,989,812
Industrials	5,576,097	4,693,622	—	10,269,719
Consumer staples	6,073,379	3,595,669	—	9,669,048
Utilities	3,830,056	2,821,389	—	6,651,445
Energy	5,002,431	1,614,547	44	6,617,022
Consumer discretionary	2,826,734	1,746,131	—	4,572,865
Real estate	3,827,731	635,675	—	4,463,406
Communication services	1,358,039	1,554,169	—	2,912,208
Materials	1,417,324	954,852	—	2,372,176
Preferred securities	—	10,270	—	10,270
Convertible stocks	137,489	—	—	137,489
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	7,986,849	6,327	7,993,176
U.S. Treasury bonds & notes	—	5,278,887	—	5,278,887
Corporate bonds, notes & loans	—	2,847,914	2,047	2,849,961
Asset-backed obligations	—	715,733	3,520	719,253
Bonds & notes of governments & government agencies outside the U.S.	—	148,110	—	148,110
Municipals	—	40,115	—	40,115
Federal agency bonds & notes	—	37,777	—	37,777
Preferred securities	—	3,044	—	3,044
Investment funds	2,550,540	—	—	2,550,540
Short-term securities	3,588,592	—	—	3,588,592
Total	$61,635,984	$46,249,840	$11,938	$107,897,762

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$138,996	$—	$—	$138,996
Unrealized appreciation on open forward currency contracts	—	238	—	238
Unrealized appreciation on centrally cleared interest rate swaps	—	15,569	—	15,569
Unrealized appreciation on centrally cleared credit default swaps	—	93	—	93
Liabilities:
Unrealized depreciation on futures contracts	(16,495)	—	—	(16,495)
Unrealized depreciation on open forward currency contracts	—	(2)	—	(2)
Total	$122,501	$15,898	$—	$138,399
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Capital Income Builder — Page 48 of 49

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fncg. = Financing
G.O. = General Obligation

GBP = British pounds
GDR = Global Depositary Receipts
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-012-0924
Capital Income Builder — Page 49 of 49